Putnam
Diversified
Income
Trust

SEMIANNUAL REPORT

March 31, 1998

[LOGO: BOSTON * LONDON * TOKYO]

Fund highlights

 * Morningstar Inc., an independent rating agency, awarded Putnam
   Diversified Income Trust's class A shares a 4-star rating for overall performance (based on the 3- and 5-year average annual returns) as of March 31, 1998. Only 22.5% of the 1,403 in Morningstar's taxable bond category received 4 stars.*

   CONTENTS

 4 Report from Putnam Management

 9 Fund performance summary

12 Portfolio holdings

37 Financial statements

 * Morningstar rates a fund relative to other funds with similar investment objectives based on the fund's 3-, 5-, and 10-year performance, adjusted for risk factors and sales charges. Ratings are updated monthly. 10% of funds receive 5 stars and 22.5% receive 4 stars. For the 3- and 5-year periods ended 3/31/98, there were 1,403 and 831 funds, respectively, in the taxable bond category; the fund received 4 stars for each period. Past performance is not indicative of future results. Performance of other share classes will vary.




From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

Access to a wide variety of fixed-income assets was one of Putnam Diversified Income Trust's particularly useful attributes in the challenging global market environment that prevailed during the first half of your fund's fiscal year. As you might imagine, events in Asia dominated the thinking of your fund's management team throughout the period.

The U.S. bond market actually thrived in the wake of the Asian currency and debt crisis as investors worldwide shifted assets to the safe haven represented by U.S. Treasury securities. Once again, the U.S. high-yield bonds in your fund's portfolio continued to show the strongest performance. European bonds also delivered solid results. Your fund's underweight position in Japanese bonds helped ameliorate the effects of the Asian difficulties.

In the following report, your fund's managers provide commentary on each of the portfolio's market sectors and discuss the strategies they employed in each sector during the period. Then they offer their insights into the prospects for the fiscal year's second half.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
May 20, 1998




Report from the Fund Managers
Jennifer Leichter, lead manager
Robert Paine
Michael Martino
D. William Kohli
Gail S. Attridge

As Putnam Diversified Income Trust began its fiscal year last October, we were reasonably optimistic about prospects for fixed-income markets around the world. Less than one month into the period, however, several Asian economies experienced economic meltdowns, sparking the largest single-day point decline in the history of the Dow Jones Industrial Average. This event, combined with continued economic weakness and uncertainty in Asia, put the world's financial markets, and investors' nerves, on edge.

While this backdrop has created a tumultuous environment for many markets, two of the three key sectors in which your fund invests -- U.S. taxable investment-grade securities and high-yield bonds -- actually fared quite well during the period. International bond markets obviously faced tougher times, but strategic portfolio shifts allowed us to soften the blow of Asia's currency and debt crisis. For the six months ended March 31, 1998, your fund's class A shares provided a total return of 3.35% at net asset value and - 1.53% at public offering price. For complete performance information, please refer to the summary that begins on page 9.

* U.S. BONDS BENEFIT FROM ASIAN CRISIS

Throughout the period, the Asian crisis actually boosted performance in the domestic bond market. Nervous international investors flocked to the high credit quality and attractive yields offered by U.S. bonds, bidding up prices of U.S. Treasuries dramatically. While this flight to quality was good news for your fund, our focus on mortgage-backed securities, which also performed well early in the period, meant we didn't take full advantage of the Treasury rally. Toward the end of the period, the momentum of Treasuries slowed, while the performance of mortgage-backed securities began to lag as well.

Our decision to focus on mortgage-backed securities was based on the interest-rate climate during the period. When interest rates are falling, mortgage-backed securities present a higher prepayment risk -- that is, the chance that homeowners will refinance or pay off their mortgage loans early, which dampens the value of these securities. To compensate investors for this prepayment risk, mortgage-backed securities will carry a higher yield than most other U.S. government issues. The fund's emphasis on mortgage-backed securities was designed to take advantage of those higher yield opportunities.

* EMERGING MARKETS PLUNGE, THEN REBOUND

The Asian currency and debt crisis took its toll on many international markets, hitting the emerging markets especially hard. As investors deserted these bonds in favor of more established markets, emerging markets plunged in October, although they posted handsome gains for most of calendar 1997. After that rather brief swoon, however, these bonds staged a remarkable recovery. In a situation similar to the Treasury rally, this rebound helped your fund, but because we had positioned this portion of the portfolio defensively, the fund did not take full advantage of the emerging-markets comeback.

In Europe, bond markets turned in robust returns as a result of sluggish economic growth in Germany and expectations that the European Economic and Monetary Union (EMU) would begin as scheduled in January 1999. The EMU will unify the monetary policy and interest rates of 11 European countries. Europe's peripheral markets, such as Spain, Italy, and Sweden, posted the best performance, but your fund's underweight position in these areas dragged performance somewhat. The fund benefited from a significant position in the United Kingdom, where the bond market was buoyed by slowing economic growth and low inflation. Our decision to underweight Japanese government bonds meant the fund had only minimal exposure to these bonds, which were hurt by the country's troubled political and economic climate and increasing concerns about the long-term health of its economy.

[GRAPHIC OMITTED: horizontal bar chart TOP FIVE COUNTRY ALLOCATIONS (INTERNATIONAL SECTOR)]

TOP FIVE COUNTRY ALLOCATIONS*
(INTERNATIONAL SECTOR)

United Kingdom                             6.1%

Mexico                                     3.6%

Australia                                  2.6%

Germany                                    2.0%

South Africa                               2.0%

Footnote reads:
*Based on net assets as of 3/31/98. Holdings will vary over time.

* HIGH YIELD SECTOR POWERS PORTFOLIO ONCE AGAIN

The high-yield bond market was the strongest-performing sector of the domestic bond market in the first calendar quarter of 1998, propelled by the same forces that pushed Treasury bonds and stocks higher. These forces included solid economic growth and low inflation, which kept the Federal Reserve Board from increasing interest rates.

Leading the way among high-yield issues were those of companies in the telecommunications, cable TV, and broadcasting industries -- following a pattern that has prevailed for well over a year. New issuance in the high-yield market has continued at a record-breaking pace, driven by favorable interest rates, expanding businesses, and strong investor demand. Another factor boosting the high-yield bond market has been the tremendous amount of merger and acquisition activity. Larger, more creditworthy companies that have completed cost-cutting programs are buying smaller high-yield bond issuers in an effort to further grow their businesses or add niche products. This consolidation trend was evident in many sectors, including consumer products, telecommunications, and cable TV.

Highlights among your fund's high-yield holdings included NEXTEL
Communications, which provides digital wireless communications service. Several cable companies in your fund's portfolio also contributed to performance during the period. The cable TV industry as a whole was boosted by increasing interest in the delivery of Internet technology through conventional cable systems.

[GRAPHIC OMITTED: TOP THREE HOLDINGS PER SECTOR]

TOP THREE HOLDINGS PER SECTOR

HIGH-YIELD BONDS
Transamerican Energy, senior discount notes stepped-coupon, zero% (13s, 6/15/99) 2002

Midland Funding Corp., debuntures, Series A, 11 3/4s 2005

Millicom International Cellular, S.A. senior discount notes stepped-coupon, zero% (13 1/2s, 6/1/01) 2006 (Luxemburg)

FOREIGN BONDS
United Kingdom Treasury bonds, 7 1/4s, 2007

Government of Australia bonds ser. 808, 8 3/4s, 2008

Republic of South Africa bonds ser. 153, 13s, 2010

U.S. INVESTMENT-GRADE SECURITIES
Government National Mortgage Association (GNMA),
7 1/2s, with due dates from 12/15/22 to 12/15/27

U.S. Treasury bonds 6 5/8s, 6/30/01

U.S. Treasury bonds 5 3/4s, 11/30/02

Footnote reads:
* These holdings represent 23.8% of the fund's assets as of 3/31/98. Portfolio holdings will vary over time.

Technology giant Microsoft's recent decision to invest $1 billion in Philadelphia cable operator Comcast Corp. was a signal to investors that this is an area with strong growth potential. While these holdings, along with others discussed in this report, were viewed favorably at the end of the fiscal period, all portfolio holdings are subject to review and adjustment in accordance with the fund's investment strategy and may vary in the future.

* OUTLOOK: CURRENT TRENDS SHOULD CONTINUE

In general, we believe the domestic economy, driven by consumer demand, is poised for continued strong growth with relatively low inflation. As a result, we expect that demand for high-yield bonds will remain strong in the months ahead as investor confidence remains high. We are more cautious about international bond markets and the outlook for global economic growth. Valuations in most foreign markets appear stretched, particularly after the global flight to quality that has driven bond yields lower worldwide. We will continue to monitor the Asian turbulence closely, realizing that its impact may be greater than previously forecast. Your fund's ability to invest across multiple fixed-income sectors should enable us to position the portfolio defensively while taking advantage of attractive income opportunities.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 3/31/98, there is no guarantee the fund will continue to hold these securities in the future. The lower credit ratings of high-yield corporate bonds reflect a greater possibility that adverse changes in the economy or their issuers may affect their ability to pay principal and interest on the bonds. Investments in non-U.S. securities may be subject to certain risks such as currency fluctuations, economic instability, and political developments. Although the U.S. government guarantees the timely payment of principal and interest on some of the underlying securities, the value of the fund shares is not guaranteed and will fluctuate.

Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Diversified Income Trust is designed for investors seeking high current income consistent with capital preservation through U.S. government, investment grade, high-yield, and international fixed-income securities.

TOTAL RETURN FOR PERIODS ENDED 3/31/98

                                Class A          Class B        Class M
(inception date)               (10/3/88)        (3/1/93)       (12/1/94)
                              NAV     POP     NAV    CDSC     NAV     POP
------------------------------------------------------------------------------
6 months                     3.35%  -1.53%   2.90%  -2.10%   3.18%  -0.21%
------------------------------------------------------------------------------
1 year                      12.20    6.91   11.33    6.33   11.94    8.27
------------------------------------------------------------------------------
5 years                     49.50   42.34   44.02   42.02   47.49   42.74
Annual average               8.37    7.32    7.57    7.27    8.08    7.38
------------------------------------------------------------------------------
Life of fund               145.46  133.82  127.65  127.65  138.39  130.62
Annual average               9.92    9.36    9.06    9.06    9.59    9.20
------------------------------------------------------------------------------

COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 3/31/98

                                 Salomon Bros.
                    Lehman Bros.    Non-U.S.    First Boston     Consumer
                     Aggregate    World Govt.   High Yield         Price
                    Bond Index    Bond Index       Index           Index
------------------------------------------------------------------------------
6 months               4.55%        -0.98%         4.67%            0.62%
------------------------------------------------------------------------------
1 year                11.99          2.03         14.33             1.38
------------------------------------------------------------------------------
5 years               39.89         37.76         68.52            12.95
Annual average         6.95          6.62         11.00             2.47
------------------------------------------------------------------------------
Life of fund         128.21        115.04        190.50            35.39
Annual average         9.08          8.40         11.88             3.24
------------------------------------------------------------------------------

Returns for class A and class M shares reflect the current maximum initial sales charges of 4.75% and 3.25%, respectively. Class B share returns for the 1-, 5-, and 10-year (where available) and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and, in the case of class B and class M shares, the higher operating expenses applicable to such shares. All returns assume reinvestment of distributions at NAV and represent past performance; they do not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.

PRICE AND DISTRIBUTION INFORMATION
6 months ended 3/31/98

                                   Class A         Class B         Class M
------------------------------------------------------------------------------
Distributions (number)                6               6               6
------------------------------------------------------------------------------
Income                             $0.426           $0.379          $0.414
------------------------------------------------------------------------------
Capital gains                          --               --              --
------------------------------------------------------------------------------
   Total                           $0.426           $0.379          $0.414
------------------------------------------------------------------------------
Share value:                     NAV     POP          NAV         NAV     POP
------------------------------------------------------------------------------
9/30/97                       $12.70  $13.33       $12.65      $12.67  $13.10
------------------------------------------------------------------------------
3/31/98                        12.69   13.32        12.63       12.65   13.07
------------------------------------------------------------------------------
Current return (end of period)
------------------------------------------------------------------------------
Current dividend rate1          6.71%   6.40%        6.08%       6.55%   6.34%
------------------------------------------------------------------------------
Current 30-day SEC yield2       6.77    6.45         6.00        6.45    6.23
------------------------------------------------------------------------------

1Income portion of most recent distribution, annualized and divided by NAV or POP at end of period.

2Based on investment income, calculated using SEC guidelines.

TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the maximum 4.75% sales charge for class A shares and 3.25% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B shares and assumes redemption at the end of the period. Your fund's CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies.

COMPARATIVE BENCHMARKS

Lehman Brothers Aggregate Bond Index* is composed of securities from Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indexes are rebalanced monthly by market capitalization.

Salomon Brothers Non-U.S. World Government Bond Index* is a market capitalization-weighted benchmark that tracks the performance of the government bond markets tracked by the Salomon Brothers World Government Bond Index, excluding the United States.

First Boston High Yield Index* is an unmanaged index of lower-rated, higher-yielding U.S. corporate bonds. It includes over 180 issues with an average maturity range of 7 to 10 years.

Consumer Price Index (CPI) is a commonly used measure of inflation; it does not represent an investment return.

* Securities indexes assume reinvestment of all distributions and interest payments and do not take in account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.



Portfolio of investments owned
March 31, 1998 (Unaudited)




CORPORATE BONDS AND NOTES (36.5%) *
PRINCIPAL AMOUNT                                                                                       VALUE

Advertising (0.4%)
------------------------------------------------------------------------------------------------------------
     $6,225,000  Adams Outdoor Advertising sr. notes 10 3/4s, 2006                                $6,847,500
      6,090,000  Lamar Advertising Co. company guaranty 8 5/8s, 2007                               6,303,150
     10,615,000  Outdoor Communications Inc. sr. sub. notes
                   9 1/4s, 2007                                                                   11,039,600
                                                                                              --------------
                                                                                                  24,190,250

Aerospace and Defense (0.5%)
------------------------------------------------------------------------------------------------------------
      4,400,000  Alliant Techsystems, Inc. sr. sub. notes 11 3/4s, 2003                            4,840,000
      1,900,000  Argo-Tech Corp. company guaranty 8 5/8s, 2007                                     1,942,750
      4,000,000  Aviation Sales Co. 144A sr. sub. notes 8 1/8s, 2008                               3,940,000
      1,000,000  BE Aerospace sr. sub. notes Ser. B, 9 7/8s, 2006                                  1,072,500
      5,820,000  BE Aerospace, Inc. 144A sr. sub. notes 8s, 2008                                   5,805,450
      2,500,000  Derlan Industries Ltd. sr. notes 10s, 2007 (Canada)                               2,625,000
      2,160,000  K&F Industries, Inc. sr. sub. notes Ser. B, 9 1/4s, 2007                          2,235,600
      2,000,000  Sequa Corp. med. term notes 10s, 2001                                             2,087,620
      2,405,000  Tracor, Inc. sr. sub. notes 8 1/2s, 2007                                          2,486,169
      2,310,000  United Defense Industries Inc. company guaranty
                   8 3/4s, 2007                                                                    2,361,975
                                                                                              --------------
                                                                                                  29,397,064

Agriculture (0.2%)
------------------------------------------------------------------------------------------------------------
     11,378,517  Premium Standard Farms, Inc. sr. secd. notes
                   11s, 2003 [2 DBL. DAGGERS]                                                     12,288,799

Airlines (0.1%)
------------------------------------------------------------------------------------------------------------
      3,630,000  Trans World Airlines, Inc. sr. notes 11 1/2s, 2004                                3,838,725
      3,530,000  Trans World Airlines, Inc. 144A notes 11 3/8s, 2006                               3,556,475
                                                                                              --------------
                                                                                                   7,395,200

Apparel (0.3%)
------------------------------------------------------------------------------------------------------------
      2,460,000  GFSI, Inc. sr. disc. notes stepped-coupon Ser. B, zero %,
                   (11 3/8s, 9/15/04), 2009 ++                                                     2,706,000
      1,135,000  GFSI, Inc. sr. sub. notes Ser. B, 9 5/8s, 2007                                    1,191,750
      2,500,000  Guess Jeans, Inc. sr. sub. notes 9 1/2s, 2003                                     2,550,000
      4,955,000  Sassco Fashions Ltd. sr. notes 12 3/4s, 2004                                      5,227,525
      2,215,000  William Carter Co. 144A sr. sub. notes 12s, 2008                                  2,403,275
                                                                                              --------------
                                                                                                  14,078,550

Automotive Parts (0.7%)
------------------------------------------------------------------------------------------------------------
      1,837,000  Aftermarket Technology Corp. sr. sub. notes
                   Ser. D, 12s, 2004                                                               2,039,070
      1,200,000  Cambridge Industries Inc. company guaranty
                   Ser. B, 10 1/4s, 2007                                                           1,248,000
      1,145,000  Hawk Corp. sr. notes 10 1/4s, 2003                                                1,242,325
      5,850,000  Hayes Wheels International, Inc. company guaranty
                   Ser. B, 9 1/8s, 2007                                                            6,171,750
        980,000  Hayes Wheels International, Inc. company guaranty
                   Ser. B, 9 1/8s, 2007                                                            1,033,900
      5,150,000  Lear Corp. sub. notes 9 1/2s, 2006                                                5,716,500
     13,660,000  Navistar International Corp. 144A sr. sub.notes
                   8s, 2008                                                                       13,608,775
      5,100,000  Oxford Automotive, Inc. 10 1/8s, 2007                                             5,393,250
      2,780,000  Safety Components International, Inc. sr. sub. notes
                   Ser. B, 10 1/8s, 2007                                                           2,877,300
                                                                                              --------------
                                                                                                  39,330,870

Banks (1.2%)
------------------------------------------------------------------------------------------------------------
      1,965,000  Albank Capital Trust 144A company guaranty
                   Ser. AI, 9.27s, 2027                                                            2,139,492
      6,425,000  Chevy Chase Savings Bank Inc. sub. deb. 9 1/4s, 2005                              6,649,875
      2,425,000  Delta Financial Corp. sr. notes 9 1/2s, 2004                                      2,400,750
      2,000,000  Dime Capital Trust I bank guaranty Ser. A, 9.33s, 2027                            2,255,620
      5,150,000  First Nationwide Holdings sr. notes 12 1/2s, 2003                                 5,896,750
      3,330,000  Greenpoint Capital Trust I company guaranty
                   9.1s, 2027                                                                      3,643,619
      1,000,000  Korea Development Bank bonds 7 3/8s, 2004 (Korea)                                   901,650
      4,000,000  Korea Development Bank bonds 7 1/8s, 2001                                         3,761,360
      2,145,000  North Fork Capital Trust I company guaranty
                   8.7s, 2026                                                                      2,338,458
      5,000,000  Primestar Bank Loan, Inc. effective yield of 10 3/8%,
                   April 1, 2008                                                                   5,000,000
      1,355,000  Ocwen Capital Trust I company guaranty
                   10 7/8s, 2027                                                                   1,504,050
      2,265,000  Ocwen Federal Bank FSB sub. deb. 12s, 2005                                        2,525,475
      1,195,000  Onbank & Trust Co. company guaranty 9 1/4s, 2027                                  1,380,076
      2,540,000  Peoples Heritage Capital Trust company guaranty
                   Ser. B, 9.06s, 2027                                                             2,796,438
      1,315,000  Pioneer Americas Acquisition 144A sr. notes
                   9 1/4s, 2007                                                                    1,334,725
      2,400,000  Provident Capital Trust company guaranty 8.6s, 2026                               2,539,992
      1,385,000  Riggs Capital Trust 144A bonds 8 5/8s, 2026                                       1,469,790
      2,045,000  Sovereign Capital Trust company guaranty 9s, 2027                                 2,222,506
     12,300,000  Sumitomo Bank Treasury Co. 144A Ser. A, FRB,
                   9.4s, 2049 (Japan)                                                             12,715,125
      1,845,000  Webster Capital Trust I 144A bonds 9.36s, 2027                                    2,033,596
                                                                                              --------------
                                                                                                  65,509,347

Basic Industrial Products (0.2%)
------------------------------------------------------------------------------------------------------------
      2,555,000  American Standard Companies Inc. sr. notes
                   7 3/8s, 2008                                                                    2,516,675
      2,140,000  Koppers Industries, Inc. 144A sr. sub. notes
                   9 7/8s, 2007                                                                    2,241,650
      4,700,000  Roller Bearing Co. company guaranty Ser. B,
                   9 5/8s, 2007                                                                    4,829,250
      2,725,000  W. R. Carpenter North America, Inc. company
                   guaranty 10 5/8s, 2007                                                          2,915,750
                                                                                              --------------
                                                                                                  12,503,325

Broadcasting (2.3%)
------------------------------------------------------------------------------------------------------------
      4,880,000  Affinity Group Holdings sr. notes 11s, 2007                                       5,282,600
      5,875,000  Affinity Group Holdings sr. sub. notes 11 1/2s, 2003                              6,242,188
      2,800,000  Allbritton Communications Co. sr. sub. deb. Ser. B,
                   9 3/4s, 2007                                                                    2,947,000
      3,700,000  Allbritton Communications Co. 144A sr. sub. notes
                   8 7/8s, 2008                                                                    3,737,000
      5,000,000  Australis Holdings PTY Ltd. sr. disc. notes
                   stepped-coupon zero % (15s, 11/01/00), 2002 in default ++                       2,000,000
        856,252  Australis Media, Ltd. sr. sec. disc. notes zero %,
                   2000 (Australia)                                                                  590,814
         26,218  Australis Media, Ltd. sr. disc. notes stepped-coupon
                   1 3/4s, (15 3/4s 5/15/00), 2003 (Australia) in default ++ [2 DBL. DAGGERS]          5,244
      1,945,000  Benedek Communications Corp. sr. disc. notes stepped-
                   coupon zero % (13 1/4s, 5/15/01), 2006 ++                                       1,556,000
      6,860,000  Capstar Broadcasting sr. disc. notes stepped-coupon
                   zero % (12 3/4s, 2/1/02), 2009 ++                                               5,179,300
      2,890,000  Capstar Broadcasting sr. sub. notes 9 1/4s, 2007                                  3,034,500
      1,665,000  Central European Media Enterprises Ltd. sr. notes
                   9 3/8s, 2004                                                                    1,698,300
      2,250,000  Chancellor Media Corp. 144A sr. sub. notes
                   8 1/8s, 2007                                                                    2,289,375
      2,914,720  Citadel Broadcasting Inc. sr. sub. notes 10 1/4s, 2007                            3,228,052
     15,257,000  Comcast UK Cable, Ltd. deb. stepped-coupon zero %
                   (11.2s, 11/15/00), 2007 (Bermuda) ++                                           12,663,310
      9,135,000  Commodore Media, Inc. sr. sub. notes stepped-coupon
                   7 1/2s, (13 1/4s, 5/1/98), 2003 ++                                             10,254,038
      9,490,000  Fox/Liberty Networks LLC sr. notes 8 7/8s, 2007                                   9,845,875
      4,600,000  Jacor Communications, Inc. sr. sub. notes 8s, 2010                                4,600,000
      7,237,000  Petracom Holdings, Inc. notes stepped-coupon
                   zero % (17 1/2s, 8/1/98), 2003 ++                                               7,273,185
      3,635,000  Radio One, Inc. company guaranty stepped-coupon
                   Ser. B, 7s, (12s, 5/1/00), 2004 ++                                              3,707,700
      3,220,000  SFX Entertainment, Inc. 144A sr. sub. notes
                   9 1/8s, 2008                                                                    3,171,700
      7,000,000  Sinclair Broadcast Group, Inc. company guaranty
                   9s, 2007                                                                        7,297,500
      4,300,000  Spanish Broadcasting sr. notes Ser. B, 11s, 2004                                  4,730,000
      2,840,000  TCI Satellite Entertainment 144A sr. sub. notes
                   10 7/8s, 2007                                                                   3,003,300
      4,275,000  TV Azteca S.A. De C.V. sr. notes Ser. B, 10 1/2s,
                   2007 (Mexico)                                                                   4,552,875
        970,000  TV Azteca S.A. De C.V. sr. notes Ser. A, 10 1/8s,
                   2004 (Mexico)                                                                   1,013,650
      9,215,000  Viacom International, Inc. sub. deb. 8s, 2006                                     9,410,819
                                                                                              --------------
                                                                                                 119,314,325

Building and Construction (0.5%)
------------------------------------------------------------------------------------------------------------
      2,040,000  American Architectural Products Corp. 144A
                   sr. notes 11 3/4s, 2007                                                         2,131,800
      7,460,000  Atrium Companies, Inc. 144A sub. notes 10 1/2s, 2006                              7,833,000
      3,050,000  Beazer Homes USA, Inc. 144A sr. notes 8 7/8s, 2008                                3,053,813
      4,060,000  Brand Scaffold Services 144A sr. notes 10 1/4s, 2008                              4,181,800
      2,080,000  Cia Latino Americana 144A company guaranty
                   11 5/8s, 2004 (Argentina)                                                       2,158,000
      6,300,000  GS Superhighway Holdings 144A sr. notes
                   10 1/4s, 2007                                                                   5,355,000
      1,870,000  GS Superhighway Holdings sr. notes 9 7/8s, 2004                                   1,645,600
      2,605,000  Presley Cos. sr. notes 12 1/2s, 2001                                              2,513,825
                                                                                              --------------
                                                                                                  28,872,838

Building Products (0.2%)
------------------------------------------------------------------------------------------------------------
      3,500,000  Cemex S.A. 144A bonds 12 3/4s, 2006 (Mexico)                                      4,235,000
      2,960,000  Nortek, Inc. sr. sub. notes 9 7/8s, 2004                                          3,078,400
      1,895,000  Waxman Industries Inc. sr. notes stepped-coupon,
                   zero % (12 3/4s, 6/1/99), 2004 ++                                               1,729,188
                                                                                              --------------
                                                                                                   9,042,588

Buses (0.2%)
------------------------------------------------------------------------------------------------------------
      4,115,000  Blue Bird Body Co. sr. sub. notes Ser. B, 10 3/4s, 2006                           4,557,363
      9,740,000  Consorcio/MCII Holdings sec. notes stepped-coupon
                   zero % (12s, 11/15/98), 2002 ++                                                 9,009,500
                                                                                              --------------
                                                                                                  13,566,863

Business Services (0.6%)
------------------------------------------------------------------------------------------------------------
      1,850,000  ATC Group Services, Inc. 144A sr. sub. notes 12s, 2008                            1,859,250
      1,355,000  Axiohm Transactions Solutions, Inc. company guaranty
                   9 3/4s, 2007                                                                    1,378,713
      4,800,000  Corporate Express, Inc. sr. sub. notes Ser. B,
                   9 1/8s, 2004                                                                    4,920,000
      5,750,000  Iron Mountain, Inc. company guaranty 8 3/4s, 2009                                 5,922,500
      1,475,000  Iron Mountain, Inc. med. term notes company guaranty
                   10 1/8s, 2006                                                                   1,629,875
      6,330,000  Morris Material Handling Inc. 144A sr. notes
                   9 1/2s, 2008                                                                    6,361,650
      1,505,000  Outsourcing Solutions, Inc. sr. sub. notes Ser. B,
                   11s, 2006                                                                       1,610,350
      6,080,000  Pierce Leahy Corp. sr. sub. notes 11 1/8s, 2006                                   6,916,000
      1,655,000  Williams Scotsman, Inc. 144A sr. notes 9 7/8s, 2007                               1,737,750
                                                                                              --------------
                                                                                                  32,336,088

Cable Television (2.8%)
------------------------------------------------------------------------------------------------------------
      3,565,000  Acme Television sr. disc. notes stepped-coupon zero %
                   (10 7/8s, 9/30/00), 2004 ++                                                     2,932,213
     15,602,090  Adelphia Communications Corp. sr. notes
                   9 1/2s, 2004 [2 DBL. DAGGERS]                                                  16,343,189
      4,780,000  Century Communications Corp. 144A sr. disc. notes
                   zero %, 2008                                                                    2,079,300
      2,950,000  Charter Communications International, Inc. sr. notes
                   Ser. B, 11 1/4s, 2006                                                           3,274,500
      6,500,000  CSC Holdings, Inc. sr. sub. deb. 10 1/2s, 2016                                    7,605,000
      5,270,000  Comcast Cellular Holdings sr. notes Ser. B, 9 1/2s, 2007                          5,533,500
     11,555,000  Diamond Cable Communication Co. sr. disc. notes stepped-coupon zero % (10 3/4s, 2/15/02), 2007
                   (United Kingdom) ++                                                             8,146,275
     14,340,000  Diamond Cable Communication Co. sr. disc. notes stepped-coupon zero % (11 3/4s, 12/15/00), 2005
                   (United Kingdom) ++                                                            11,400,300
      4,240,997  Falcon Holdings Group, Inc. sr. sub. notes 11s, 2003 [2 DBL. DAGGERS]             4,553,771
      9,460,000  Falcon Holdings Group, L.P. 144A deb. stepped-
                   coupon zero % (9.285s, 4/15/03) 2010                                            5,990,923
      9,125,000  Fox Kids Worldwide, Inc. 144A sr. disc. notes stepped-
                   coupon zero % (10 1/4s, 11/1/02), 2007 ++                                       5,817,188
     12,900,000  Fox Kids Worldwide, Inc. 144A sr. notes 9 1/4s, 2007                             12,964,500
      1,610,000  Globo Communicacoes 144A sr. notes 10 5/8s, 2008                                  1,636,163
      3,325,000  Globo Communicacoes 144A company guaranty
                   10 1/2s, 2006 (Brazil)                                                          3,383,188
     15,350,000  Grupo Televisa S.A. sr. disc. notes stepped-coupon
                   zero % (13 1/4s, 5/15/01), 2008 (Mexico) ++                                    12,280,000
      8,225,000  Grupo Televisa S.A. 144A sr. notes 11 7/8s,
                   2006 (Mexico)                                                                   9,489,594
      4,090,000  Heartland Wireless Communications, Inc. sr. notes
                   Ser. B, 14s, 2004                                                               1,227,000
      1,040,000  Heartland Wireless Communications, Inc. sr. notes
                   13s, 2003                                                                         187,200
        950,000  Heartland Wireless Communications, Inc. sr. notes
                   Ser. D, 13s, 2003                                                                 171,000
      7,230,000  Lenfest Communications, Inc. 144A sr. sub. notes
                   8 1/4s, 2008                                                                    7,320,375
      6,490,000  Marcus Cable Co. (L.P.) sr. disc. notes stepped-coupon
                   zero % (14 1/4s, 6/15/00), 2005 ++                                              5,889,675
      3,640,000  Marcus Cable Co. (L.P.) sr. sub. disc. notes stepped-coupon
                   zero % (13 1/2s, 8/1/99), 2004 ++                                               3,458,000
      7,960,000  RCN Corp. 144A sr. disc. notes stepped-coupon zero %
                   (9.8s, 2/15/03), 2008 ++                                                        4,994,900
     12,985,000  UIH Australia/Pacific, Inc. sr. disc. notes stepped-coupon
                   Ser. B, zero % (14s, 5/15/01), 2006 (Australia) ++                              8,959,650
      8,660,000  United International Holdings 144A sr. disc. notes
                   stepped-coupon zero % (10 3/4s, 2/15/03), 2008 ++                               5,412,500
                                                                                              --------------
                                                                                                 151,049,904

Cellular Communications (2.7%)
------------------------------------------------------------------------------------------------------------
      3,540,000  Call-Net Enterprises, Inc. sr. disc. notes stepped-coupon
                   zero % (9.27s, 8/15/02), 2007 (Canada) ++                                       2,478,000
     28,657,000  CellNet Data Systems, Inc. sr. disc. notes stepped-coupon
                   zero % (14s, 10/1/02), 2007 ++                                                 16,406,133
      8,030,000  Cencall Communications Corp. sr. disc. notes stepped-
                   coupon zero % (10 1/8s, 1/15/99), 2004 ++                                       7,789,100
     12,400,000  Comunicacion Cellular bonds stepped-coupon zero %
                   (13 1/8s, 11/15/00), 2003 (Colombia) ++                                         9,672,000
      6,500,000  Dial Call Communications, Inc. sr. disc. notes stepped-
                   coupon Ser. B, zero % (10 1/4s, 12/15/98), 2005 ++                              6,370,000
     11,650,000  Dobson Communications Corp. sr. notes
                   11 3/4s, 2007                                                                  12,815,000
      6,030,000  Interact Systems, Inc. 144A sr. disc. notes stepped-
                   coupon zero % (14s, 8/1/99), 2003 ++                                            2,291,400
      7,650,000  Intercel, Inc. sr. disc. notes stepped-coupon zero %
                   (12s, 5/1/01), 2006 ++                                                          5,852,250
      7,500,000  Intercel, Inc. sr. disc. notes stepped-coupon zero %
                   (12s, 2/1/01), 2006 ++                                                          5,850,000
      2,780,000  International Wireless Communications, Inc. sr. disc.
                   notes zero %, 2001                                                                889,600
     14,715,000  McCaw International Ltd sr. discount notes stepped
                   coupon zero % (13s, 4/15/02), 2007 ++                                           9,785,475
     23,340,000  Millicom International Cellular S.A. sr. disc. notes stepped-coupon zero % (13 1/2s, 6/1/01),
                   2006 (Luxembourg) ++                                                           18,205,200
      3,170,000  NEXTEL Communications, Inc. 144A sr. disc. notes stepped-
                   coupon zero % (12 1/8s, 4/15/03), 2008 ++                                       1,905,963
      9,150,000  NEXTEL Communications, Inc. sr. disc. notes stepped-
                   coupon zero % (9 3/4s, 10/31/02), 2007 ++                                       5,947,500
     13,180,000  NEXTEL Communications, Inc. 144A sr. disc. notes
                   stepped-coupon zero % (9.95s, 2/15/03), 2008 ++                                 8,418,725
      5,840,000  Omnipoint Corp. sr. notes 11 5/8s, 2006                                           6,424,000
        330,000  Omnipoint Corp. sr. notes Ser. A, 11 5/8s, 2006                                     363,000
      3,750,000  Omnipoint Corp. 144A sr. notes FRN 8.906s, 2006                                   3,768,750
      2,400,000  Pricellular Wireless Corp. sr. disc. notes stepped-
                   coupon zero % (12 1/4s, 10/1/98), 2003 ++                                       2,568,000
      3,795,000  Sygnet Wireless, Inc. sr. notes 11 1/2s, 2006                                     4,250,400
     14,160,000  Teligent, Inc. 144A sr. disc. notes stepped-coupon
                   zero % (11 1/2s, 3/1/03), 2008 ++                                               8,177,400
      1,500,000  Western Wireless Corp. sr. sub. notes 10 1/2s, 2007                               1,642,500
                                                                                              --------------
                                                                                                 141,870,396

Chemicals (0.7%)
------------------------------------------------------------------------------------------------------------
      6,650,000  Acetex Corp. sr. notes 9 3/4s, 2003 (Canada)                                      6,882,750
        400,000  Great Lakes Carbon Corp. sr. notes 10s, 2006                                        436,000
      4,690,000  Huntsman Corp. 144A sr. sub. notes FRN
                   9.188s, 2007                                                                    4,701,725
      7,000,000  ISP Holdings, Inc. sr. notes Ser. B, 9 3/4s, 2002                                 7,455,000
      3,630,000  NL Industries, Inc. sr. notes stepped-coupon zero %
                   (13s, 10/15/98), 2005 ++                                                        3,711,675
      2,120,000  Pharmaceutical Fine Chemicals 144A sr. sub. notes
                   9 3/4s, 2007 (Switzerland)                                                      2,199,500
      6,035,000  Polytama International company guaranty
                   11 1/4s, 2007                                                                   3,741,700
      2,430,000  Radnor Holdings Corp. company guaranty 10s, 2003                                  2,545,425
      4,450,000  Sterling Chemicals Holdings sr. disc. notes stepped-
                   coupon zero % (13 1/2s, 8/15/01), 2008 ++                                       2,647,750
      2,900,000  Trikem S.A. 144A bonds 10 5/8s, 2007 (Brazil)                                     2,755,000
                                                                                              --------------
                                                                                                  37,076,525

Conglomerates (--%)
------------------------------------------------------------------------------------------------------------
      1,151,000  Axia, Inc. sr. sub. notes Ser. B, 11s, 2001                                       1,174,020
        910,000  MacAndrews & Forbes Holdings, Inc. sub. deb.
                   notes 13s, 1999                                                                   913,413
                                                                                              --------------
                                                                                                   2,087,433

Consumer Durable Goods (0.1%)
------------------------------------------------------------------------------------------------------------
        660,000  Hedstrom Holdings, Inc. 144A sr. disc. notes zero %
                   (12s, 6/1/02), 2009 ++                                                            409,200
      1,960,000  Remington Products Co. sr. sub. notes Ser. B, 11s, 2006                           1,803,200
      1,750,000  Sealy Mattress Co. 144A sr. sub. notes 9 7/8s, 2007                               1,855,000
      3,000,000  Terex Term Loan B effective yield of 8.179%,
                   March 6, 2005                                                                   3,000,000
                                                                                              --------------
                                                                                                   7,067,400

Consumer Non-Durables (0.4%)
------------------------------------------------------------------------------------------------------------
      1,050,000  Amscan Holdings, Inc. sr. sub. notes 9 7/8s, 2007                                 1,095,938
      3,846,154  Imperial Holly Term Loan A 7.656s, 2003                                           3,841,346
      3,653,846  Imperial Holly Term Loan B 7.906s, 2005                                           3,653,846
        530,000  Packaged Ice, Inc. 144A sr. notes 9 3/4s, 2005                                      537,950
      6,880,000  Viasystems, Inc. 144A sr. sub. notes 9 3/4s, 2007                                 7,189,600
      3,285,000  Viasystems, Inc. sr. sub notes 9 3/4s, 2007                                       3,432,825
        920,000  Sampoerna Intl. Finance Co. 144A company
                   guaranty 8 3/8s, 2006 (Indonesia)                                                 662,400
                                                                                              --------------
                                                                                                  20,413,905

Consumer Services (0.1%)
------------------------------------------------------------------------------------------------------------
      2,747,000  Coinmach Corp. sr. notes Ser. D 11 3/4s, 2005                                     3,062,905

Containers (0.2%)
------------------------------------------------------------------------------------------------------------
      3,490,000  Innova S De R.L. sr. notes 12 7/8s, 2007 (Mexico)                                 3,734,300
        845,000  Printpack, Inc. sr. sub. notes Ser. B, 10 5/8s, 2006                                906,263
      1,400,000  Radnor Holdings Inc. sr. notes 10s, 2003                                          1,466,500
      6,395,000  Vicap S.A. 144A company guaranty 11 3/8s, 2007                                    7,050,488
                                                                                              --------------
                                                                                                  13,157,551

Cosmetics (0.5%)
------------------------------------------------------------------------------------------------------------
      4,000,000  Carson, Inc. company guaranty Ser. B, 10 3/8s, 2007                               4,120,000
      2,430,000  Chattem, Inc. 144A sr. sub. notes 8 7/8s, 2008                                    2,460,375
      1,225,000  French Fragrances, Inc. sr. notes Ser. B, 10 3/8s, 2007                           1,304,625
     12,850,000  Revlon Consumer Products 144A sr. sub. notes
                   8 5/8s, 2008                                                                   13,026,688
      7,500,000  Revlon Worldwide Corp. sr. disc. notes Ser. B,
                   zero %, 2001                                                                    5,737,500
                                                                                              --------------
                                                                                                  26,649,188

Electronic Components (0.5%)
------------------------------------------------------------------------------------------------------------
      1,200,000  Details, Inc. sr. discount notes stepped-coupon
                   Ser. B, zero % (12 1/2s, 11/15/02), 2007 ++                                       768,000
      1,500,000  Details, Inc. sr. sub. notes Ser. B, 10s, 2005                                    1,571,250
      2,760,000  DII Group, Inc. (The) sr. sub. notes 8 1/2s, 2007                                 2,787,600
      5,340,000  Flag Ltd. 144A sr. notes 8 1/4s, 2008 (Bermuda)                                   5,473,500
      1,585,000  HCC Industries, Inc. company guaranty 10 3/4s, 2007                               1,656,325
      7,295,000  Motors and Gears, Inc. sr. notes Ser. B, 10 3/4s, 2006                            7,878,600
      6,825,000  Zilog, Inc. 144A sr. notes 9 1/2s, 2005                                           6,637,313
                                                                                              --------------
                                                                                                  26,772,588

Electric Utilities (1.2%)
------------------------------------------------------------------------------------------------------------
      7,075,000  AES China Generating Co. sr. notes 10 1/8s,
                   2006 (China)                                                                    6,951,188
      2,800,000  El Paso Electric Co. 1st mtge. Ser. D, 8.9s, 2006                                 3,104,612
      3,420,000  Espirto Santo Centrais 144A sr. notes 10s,
                   2007 (Brazil)                                                                   3,343,050
      6,819,000  First PV Funding deb. 10.15s, 2016                                                7,189,135
      7,460,000  Long Island Lighting Co. deb. 9s, 2022                                            8,503,505
     21,320,000  Midland Funding Corp. deb. Ser. A, 11 3/4s, 2005                                 25,570,355
      1,585,000  Midland Funding Corp. deb. Ser. B, 13 1/4s, 2006                                  2,035,584
      3,490,000  Niagara Mohawk Power Corp. med. term notes
                   9.99s, 2004                                                                     3,559,451
      2,498,932  Northeast Utilities System notes Ser. A, 8.58s, 2006                              2,498,833
      2,307,692  Northeast Utilities System notes Ser. B, 8.38s, 2005                              2,349,785
                                                                                              --------------
                                                                                                  65,105,498

Electronics (0.3%)
------------------------------------------------------------------------------------------------------------
      3,405,000  Celestica Intl. Ltd. 144A sr. sub. notes 10 1/2s,
                   2006 (Canada)                                                                   3,711,450
      3,025,000  Flextronics Intl. Ltd. 144A sr. sub. notes 8 3/4s, 2007                           3,047,688
        700,000  Moog, Inc. sr. sub. notes Ser. B, 10s, 2006                                         759,500
      2,465,000  Therma-Wave, Inc. 144A sr. notes Ser. B, 10 5/8s, 2004                            2,563,600
      4,920,000  Wavetek Corp. company guaranty 10 1/8s, 2007                                      5,190,600
                                                                                              --------------
                                                                                                  15,272,838

Energy-Related (0.3%)
------------------------------------------------------------------------------------------------------------
      1,000,000  Calpine Corp. sr. notes 10 1/2s, 2006                                             1,090,000
      1,900,000  Calpine Corp. sr. notes 9 1/4s, 2004                                              1,957,000
      9,660,000  Panda Global Energy Co. company guaranty
                   12 1/2s, 2004                                                                   9,177,000
      2,710,000  RAM Energy Inc. sr. notes 11 1/2s, 2008                                           2,662,575
                                                                                              --------------
                                                                                                  14,886,575

Entertainment (0.2%)
------------------------------------------------------------------------------------------------------------
      2,850,000  Six Flags Corp. sr. sub. notes stepped-coupon zero %
                   (12 1/4s, 6/15/98), 2005 ++                                                     3,163,500
      9,622,837  Six Flags Corp. bank-term loan B 10s, 2004 ##                                     9,658,923
                                                                                              --------------
                                                                                                  12,822,423

Environmental Control (0.2%)
------------------------------------------------------------------------------------------------------------
      3,645,000  Allied Waste Industries, Inc. company guaranty
                   10 1/4s, 2006                                                                   4,045,950
      7,270,000  Allied Waste Industries, Inc. sr. disc. notes stepped-
                   coupon zero % (11.3s, 6/1/02), 2007 ++                                          5,343,450
                                                                                              --------------
                                                                                                   9,389,400

Financial Services (0.9%)
------------------------------------------------------------------------------------------------------------
      6,120,000  Aames Financial Corp. sr. notes 9 1/8s, 2003                                      6,181,200
      1,500,000  Advanta Corp. med. term notes Ser. B, 7s, 2001                                    1,377,585
      1,425,000  Colonial Capital I 144A company guaranty 8.92s, 2027                              1,528,980
      2,100,000  Dine S.A. de C.V. 144A company guaranty 8 3/4s,
                   2007 (Mexico)                                                                   2,050,125
      5,405,000  Imperial Credit Capital Trust I 144A company guaranty
                   10 1/4s, 2002                                                                   5,405,000
      4,455,000  Imperial Credit Industries, Inc. sr. notes 9 7/8s, 2007                           4,432,725
      2,335,000  Intertek Finance PLC 144A sr. sub. notes 10 1/4s, 2006                            2,498,450
      2,890,000  Investors Capital Trust I company guaranty Ser. B,
                   9.77s, 2027                                                                     3,169,969
      2,800,000  Local Financial Corp. 144A sr. notes 11s, 2004                                    3,038,000
      3,350,000  Market Hub Partners 144A sr. notes 8 1/4s, 2008                                   3,417,000
      1,640,000  Nationwide Credit, Inc. 144A sr. notes 10 1/4s, 2008                              1,689,200
      1,570,000  Netia Holdings B.V. 144A company guaranty
                   10 1/4s, 2007 (Poland)                                                          1,613,175
        890,000  Netia Holdings B.V. 144A company guaranty stepped-
                   coupon zero % (11 1/4s, 11/1/02), 2007 (Poland)                                   607,425
      4,055,000  Resource America, Inc. 144A sr. notes 12s, 2004                                   4,288,163
      2,750,000  SRI Receivables Purchase 144A notes 12 1/2s, 2000                                 2,908,125
      2,900,000  Superior Financial Corp. 144A sr. notes 8.65s, 2003                               2,907,250
                                                                                              --------------
                                                                                                  47,112,372

Food Chains (0.5%)
------------------------------------------------------------------------------------------------------------
      7,510,000  Ameriserve Food Co. company guaranty
                   10 1/8s, 2007                                                                   8,110,800
      4,050,000  Ameriserve Food Co. company guaranty 8 7/8s, 2006                                 4,171,500
      2,640,000  Nebco Evans Holding Co. sr. disc. notes stepped-
                   coupon zero % (12 3/8s, 7/15/02), 2007 ++                                       1,821,600
     10,975,000  Stater Brothers sr. notes 11s, 2001                                              11,962,750
      4,150,000  Smithfield Foods, Inc. 144A sr. sub. notes 7 5/8s, 2008                           4,129,250
                                                                                              --------------
                                                                                                  30,195,900

Food and Beverages (0.4%)
------------------------------------------------------------------------------------------------------------
      6,030,000  Aurora Foods, Inc. 144A ser. sub. notes Ser. D,
                   9 7/8s, 2007                                                                    6,482,250
      1,885,000  Canandaigua Wine Co. sr. sub. notes Ser. C,
                   8 3/4s, 2003                                                                    1,922,700
      3,855,000  Fleming Companies, Inc. company guaranty Ser. B,
                   10 1/2s, 2004                                                                   4,134,488
      3,485,000  Jitney-Jungle Stores company guaranty 10 3/8s, 2007                               3,624,400
      4,790,000  Purina Mills, Inc. 144A sr. sub. notes 9s, 2010                                   4,945,675
        660,000  Windy Hill Pet Food Co. sr. sub. notes 9 3/4s, 2007                                 702,900
                                                                                              --------------
                                                                                                  21,812,413

Gaming (2.0%)
------------------------------------------------------------------------------------------------------------
      5,900,000  Argosy Gaming Co. company guaranty 13 1/4s, 2004                                  6,534,250
      4,785,000  Autotote Corp. company guaranty Ser. B,
                   10 7/8s, 2004                                                                   5,143,875
      6,785,000  Coast Hotels & Casinos, Inc. 1st mtge. company
                   guaranty Ser. B, 13s, 2002                                                      7,887,563
      2,000,000  Coast Hotels & Casinos, Inc. company guaranty Ser. B,
                   10 7/8s, 2001                                                                   2,020,000
      8,804,200  Colorado Gaming & Entertainment Co. sr. notes
                   12s, 2003                                                                       9,552,557
      6,040,000  Fitzgeralds Gaming Corp. 144A company guaranty
                   12 1/4s, 2004                                                                   6,100,400
      7,650,000  Hollywood Casino Corp. sr. notes 12 3/4s, 2003                                    8,453,250
      2,085,000  Isle of Capri Black Hawk LLC 1st mortgage Ser. B,
                   13s, 2004                                                                       2,116,275
     11,875,000  Lady Luck Gaming Corp. 1st mtge. 11 7/8s, 2001                                   12,201,563
      9,593,000  Louisiana Casino Cruises Corp. 1st mtge.
                   11 1/2s, 1998                                                                   9,688,930
      9,250,000  Mohegan Tribal Gaming Auth. sr. notes Ser. B,
                   13 1/2s, 2002                                                                  11,863,125
      1,350,000  Penn National Gaming, Inc. 144A sr. notes
                   10 5/8s, 2004                                                                   1,431,000
      2,550,000  PRT Funding Corp. sr. notes 11 5/8s, 2004                                         1,912,500
      6,000,000  Sun International Hotels Ltd. company guaranty
                   9s, 2007                                                                        6,360,000
      2,500,000  Trump A.C. company guaranty 11 1/4s, 2006                                         2,568,750
      3,456,000  Trump Castle Funding Corp. notes 11 1/2s, 2000                                    3,490,560
     11,475,000  Trump Holdings & Funding Corp. sr. notes
                   15 1/2s, 2005                                                                  13,167,563
                                                                                              --------------
                                                                                                 110,492,161

Health Care (1.2%)
------------------------------------------------------------------------------------------------------------
      4,940,000  Extendicare, Inc. 144A sr. sub. notes 9.35s,
                   2007 (Canada)                                                                   5,137,600
      4,305,000  Genesis Eldercare 144A sr. sub. notes 9s, 2007                                    4,412,625
      2,105,000  Genesis Health Ventures, Inc. sr. sub. notes 9 1/4s, 2006                         2,199,725
     11,220,000  Integrated Health Services, Inc. sr. sub. notes Ser. A,
                   9 1/4s, 2008                                                                   11,823,075
      6,660,000  Magellan Health Services, Inc. 144A sr. sub. notes
                   9s, 2008                                                                        6,709,950
      3,270,000  MedPartners, Inc. sr. notes 7 3/8s, 2006                                          2,929,822
      9,195,000  Paracelsus Healthcare sr. sub. notes 10s, 2006                                    9,516,825
      2,420,000  Paragon Corp. Holdings 144A sr. notes 9 5/8s, 2008                                2,401,850
     10,930,000  Paragon Health Networks, Inc. sr. sub. notes Ser. B,
                   9 1/2s, 2007                                                                   11,203,250
      5,105,000  Sun Healthcare Group, Inc. 144A sr. sub. notes
                   9 1/2s, 2007                                                                    5,360,250
      4,375,000  Tenet Healthcare Corp. sr. sub. notes 8 5/8s, 2007                                4,539,063
                                                                                              --------------
                                                                                                  66,234,035

Insurance (0.1%)
------------------------------------------------------------------------------------------------------------
      3,000,000  Reliance Group Holdings, Inc. sr. sub. deb. 9 3/4s, 2003                          3,133,050

Lodging (0.3%)
------------------------------------------------------------------------------------------------------------
      6,300,000  Host Marriott Travel Plaza sr. notes Ser. B, 9 1/2s, 2005                         6,693,750
      4,500,000  John Q Hammons Hotels, Inc. 1st mtge. 9 3/4s, 2005                                4,781,250
      5,635,000  Prime Hospitality Corp. sub. notes 9 3/4s, 2007                                   6,085,800
                                                                                              --------------
                                                                                                  17,560,800

Medical Supplies and Devices (0.5%)
------------------------------------------------------------------------------------------------------------
      4,395,000  ALARIS Medical Systems, Inc. company guaranty
                   9 3/4s, 2006                                                                    4,702,650
      2,930,000  Conmed Corp. 144A sr. sub. notes 9s, 2008                                         2,973,950
      5,300,000  Dade International, Inc. sr. sub. notes Ser. B,
                   11 1/8s, 2006                                                                   5,922,750
      6,100,000  Fresenius Medical Care AG 144A company guaranty
                   7 7/8s, 2008 (Germany)                                                          6,100,000
      2,105,000  Imagyn Medical Technologies company guarantee
                   12 1/2s, 2004                                                                   1,263,000
      2,155,000  Kinetic Concepts, Inc. company guaranty Ser. B,
                   9 5/8s, 2007                                                                    2,214,263
      4,915,000  Wright Medical Technology, Inc. 144A notes Ser. C,
                   11 3/4s, 2000                                                                   4,816,700
                                                                                              --------------
                                                                                                  27,993,313

Metals and Mining (0.2%)
------------------------------------------------------------------------------------------------------------
      1,140,000  Acindar Industria Argentina de Aceros S.A. bonds
                   11 1/4s, 2004 (Argentina)                                                       1,202,700
      3,535,000  Anker Coal Group, Inc. sr. notes Ser. B, 9 3/4s, 2007                             3,428,950
      2,040,000  Armco, Inc. sr. notes 9s, 2007                                                    2,116,500
      2,705,000  Continental Global Group sr. notes Ser. B, 11s, 2007                              2,894,350
      3,030,000  Maxxam Group Holdings, Inc. sr. notes Ser. B,
                   12s, 2003                                                                       3,321,638
                                                                                              --------------
                                                                                                  12,964,138

Motion Picture Distribution (0.3%)
------------------------------------------------------------------------------------------------------------
      4,810,000  AMC Entertainment, Inc. sr. sub. notes 9 1/2s, 2009                               5,074,550
        800,000  Cinemark Mexico USA, Inc. sr. sub. notes Ser. D,
                   9 5/8s, 2008 (Mexico)                                                             839,000
      7,860,000  Cinemark Mexico USA, Inc. sr. sub. notes Ser. B,
                   9 5/8s, 2008 (Mexico)                                                           8,292,300
      5,000,000  Panavision Term Loan B 8 1/8s, 3/15/05                                            5,000,000
                                                                                              --------------
                                                                                                  19,205,850

Oil and Gas (2.1%)
------------------------------------------------------------------------------------------------------------
     10,930,000  Abraxas Petroleum Corp. 144A sr. notes Ser. B,
                   11 1/2s, 2004                                                                  11,257,900
      3,500,000  Benton Oil & Gas Co. sr. notes 11 5/8s, 2003                                      3,815,000
        635,000  Benton Oil & Gas Co. sr. notes 9 3/8s, 2007                                         641,350
      3,750,000  Chesapeake Energy Corp. sr. notes 10 1/2s, 2002                                   3,975,000
      4,530,000  Cliffs Drilling Co. company guaranty Ser. B,
                   10 1/4s, 2003                                                                   4,892,400
      2,720,000  Coho Energy, Inc. sr. sub. notes 8 7/8s, 2007                                     2,556,800
      6,230,000  Costilla Energy, Inc. sr. notes 10 1/4s, 2006                                     6,292,300
      3,180,000  Dailey International, Inc. 144A sr. notes 9 1/2s, 2008                            3,180,000
      2,025,000  DI Industries, Inc. sr. notes 8 7/8s, 2007                                        2,070,563
      3,080,000  Michael Petroleum Corp. 144A sr. notes 11 1/2s, 2005                              3,045,350
      1,315,000  Newpark Resources, Inc. 144A sr. sub. notes
                   8 5/8s, 2007                                                                    1,344,588
      2,655,000  Panaco, Inc. company guaranty Ser. B, 10 5/8s, 2004                               2,681,550
      1,950,000  Pride Petroleum Services, Inc. sr. notes 9 3/8s, 2007                             2,076,750
      2,590,000  Southwest Royalties, Inc. company guaranty
                   10 1/2s, 2004                                                                   2,331,000
      3,600,000  Tokai Corp. 144A bonds FRB 9.98s, 2008                                            3,649,500
     46,550,000  Transamerican Energy sr. disc. notes stepped-coupon
                   Ser. B, zero % (13s, 6/15/99), 2002 ++                                         39,102,000
     14,465,000  Transamerican Energy sr. notes Ser. B, 11 1/2s, 2002                             14,320,350
      5,152,000  TransTexas Gas Corp. sr. sub. notes Ser. D,
                   13 3/4s, 2001                                                                   5,770,240
      1,325,000  Wiser Oil Co. company guaranty 9 1/2s, 2007                                       1,278,625
                                                                                              --------------
                                                                                                 114,281,266

Packaging and Containers (0.1%)
------------------------------------------------------------------------------------------------------------
      1,830,000  AEP Industries, Inc. 144A sr. sub. notes 9 7/8s, 2007                             1,919,213
      3,290,000  Huntsman Packaging Corp. 144A sr. sub. notes
                   9 1/8s, 2007                                                                    3,372,250
                                                                                              --------------
                                                                                                   5,291,463

Paging (0.3%)
------------------------------------------------------------------------------------------------------------
      4,250,000  Metrocall, Inc. sr. sub. notes 9 3/4s, 2007                                       4,335,000
      6,355,000  Mobile Telecommunications Tech. sr. notes
                   13 1/2s, 2002                                                                   7,483,013
      1,680,000  Pagemart Nationwide, Inc. sr. disc. notes stepped-
                   coupon zero % (15s, 2/1/00), 2005 ++                                            1,495,200
        900,000  Paging Network Do Brasil sr. notes 13 1/2s,
                   2005 (Brazil)                                                                     911,250
      1,150,000  Paging Network, Inc. sr. sub. notes 10s, 2008                                     1,201,750
      1,000,000  Pronet, Inc. sr. sub. notes 11 7/8s, 2005                                         1,080,000
                                                                                              --------------
                                                                                                  16,506,213

Paper and Forest Products (1.5%)
------------------------------------------------------------------------------------------------------------
      2,950,000  APP Finance II Mauritius Ltd. bonds stepped-coupon
                   zero % (12s, 2/14/09), 2049 (Indonesia) ++                                      2,419,000
        800,000  APP International Finance Co. notes 11 3/4s,
                   2005 (Netherlands)                                                                768,000
      3,185,000  Domtar, Inc. deb. 9 1/2s, 2016 (Canada)                                           3,433,143
      9,495,000  Florida Coast Paper LLC 1st mtge. Ser. B,
                   12 3/4s, 2003                                                                  10,159,650
      5,280,000  Impac Group, Inc. 144A sr. sub. notes 10 1/8s, 2008                               5,372,400
     14,410,000  Indah Kiat Financial Mauritius Ltd. company guaranty
                   10s, 2007 (Indonesia)                                                          11,924,275
     12,305,000  PT Pindo Deli Finance Mauritius Ltd. 144A company
                   guaranty 10 3/4s, 2007 (India)                                                  9,967,050
     10,660,000  PT Pabrik Kertas Tjiwi Kimia company guaranty
                   10s, 2004                                                                       8,794,500
     11,585,000  Repap New Brunswick sr. notes 10 5/8s,
                   2005 (Canada)                                                                  11,758,775
      2,000,000  Repap New Brunswick sr. notes 9 7/8s,
                   2000 (Canada)                                                                   2,055,000
      6,640,000  Riverwood International Corp. company guaranty
                   10 1/4s, 2006                                                                   6,889,000
      7,570,000  Riverwood International Corp. company guaranty
                   10 7/8s, 2008                                                                   7,626,775
      2,800,000  Stone Container Corp. sr. notes 11 7/8s, 2016                                     3,038,000
                                                                                              --------------
                                                                                                  84,205,568

Pharmaceuticals and Biotechnology (0.1%)
------------------------------------------------------------------------------------------------------------
      4,020,000  ICN Pharmaceuticals, Inc. 144A sr. notes 9 1/4s, 2005                             4,256,175
      3,600,000  PharMerica, Inc. 144A sr. sub. notes 8 3/8s, 2008                                 3,609,000
                                                                                              --------------
                                                                                                   7,865,175

Photography (--%)
------------------------------------------------------------------------------------------------------------
      1,880,000  Panavision, Inc. 144A sr. disc. notes stepped-coupon
                   zero % (9 5/8s, 2/1/02), 2006 ++                                                1,337,150

Publishing (0.3%)
------------------------------------------------------------------------------------------------------------
      5,270,000  Garden State Newspapers, Inc. sr. sub. notes Ser. B,
                   8 3/4s, 2009                                                                    5,388,575
      2,820,000  Hollinger International Publishing, Inc. company guaranty
                   9 1/4s, 2007                                                                    2,989,200
      1,745,000  Hollinger International Publishing, Inc. company guaranty
                   8 5/8s, 2005                                                                    1,832,250
      4,520,000  Perry-Judd 144A sr. sub. notes 10 5/8s, 2007                                      4,836,400
      2,925,000  Von Hoffman Press, Inc. 144A sr. sub. notes
                   10 3/8s, 2007                                                                   3,144,375
                                                                                              --------------
                                                                                                  18,190,800

REIT's (Real Estate Investment Trust) (0.1%)
------------------------------------------------------------------------------------------------------------
      5,000,000  HMH Properties, Inc. company guaranty Ser. B,
                   8 7/8s, 2007 (Canada)                                                           5,262,500

Railroads (0.2%)
------------------------------------------------------------------------------------------------------------
      4,420,000  TFM S.A. de C.V. company guaranty 10 1/4s,
                   2007 (Mexico)                                                                   4,596,800
      7,900,000  TFM S.A. de C.V. company guaranty stepped-coupon
                   zero % (11 3/4s, 6/15/02), 2009 (Mexico) ++                                     5,322,625
                                                                                              --------------
                                                                                                   9,919,425

Real Estate (--%)
------------------------------------------------------------------------------------------------------------
      1,640,000  Bluegreen Corp. 144A sr. notes 10 1/2s, 2008                                      1,631,800

Recreation (0.2%)
------------------------------------------------------------------------------------------------------------
      1,325,000  CLN Holdings, Inc. sr. disc. notes zero %, 2001                                   1,040,125
      2,570,621  Elsinore Corp. 144A exch. 1st mortgage 11 1/2s, 2000                              2,570,621
      8,000,000  Premier Parks, Inc. sr. notes 9 1/4s, 2006                                        8,030,000
                                                                                              --------------
                                                                                                  11,640,746

Restaurants (--%)
------------------------------------------------------------------------------------------------------------
      2,200,000  FRD Acquisition Co. sr. notes Ser. B, 12 1/2s, 2004                               2,403,500

Retail (0.3%)
------------------------------------------------------------------------------------------------------------
      4,000,000  Brylane (L.P.) sr. sub. notes 10s, 2003                                           4,240,000
      1,910,000  Color Spot Nurseries sr. sub. notes 10 1/2s, 2007                                 1,881,350
      4,600,000  K mart Corp. pass-thru certificates Ser. 95K4,
                   9.35s, 2020                                                                     5,094,500
      2,900,000  Mothers Work, Inc. sr. notes 12 5/8s, 2005                                        3,146,500
      1,680,000  NBTY, Inc. 144A sr. sub. notes 8 5/8s, 2007                                       1,713,600
                                                                                              --------------
                                                                                                  16,075,950

Satellite Services (1.0%)
------------------------------------------------------------------------------------------------------------
     11,000,000  Echostar DBS Corp. company guaranty 12 1/2s, 2002                                12,430,000
      2,018,000  Echostar Satellite Broadcast Corp. sr. disc. notes stepped-
                   coupon zero % (13 1/8s, 3/15/00), 2004 ++                                       1,841,425
      3,200,000  Esat Holdings Ltd. 144A sr. notes stepped-coupon
                   zero % (12 1/2s, 2/01/02), 2007 (Ireland) ++                                    2,400,000
      9,680,000  Globalstar L.P. Capital sr. notes 11 3/8s, 2004                                  10,139,800
      9,350,000  ICG Services, Inc. 144A sr. disc. notes stepped-coupon
                   zero % (10s, 2/15/03), 2008 ++                                                  6,077,500
      5,795,000  Iridium LLC/Capital Corp. company guaranty Ser. B,
                   14s, 2005                                                                       6,722,200
        800,000  Iridium LLC/Capital Corp. 144A sr. notes
                   11 1/4s, 2005                                                                     848,000
      3,500,000  Iridium LLC/Capital Corp. company guaranty
                   Ser. A, 13s, 2005                                                               3,920,000
      2,445,000  Pratama Datakom Asia BV 144A company guaranty
                   12 3/4s, 2005 (Indonesia)                                                       1,198,050
      4,996,000  Satelites Mexicanos S.A. de C.V. 144A company
                   guaranty FRB 9 3/8s, 2004 (Mexico)                                              5,002,130
      3,375,000  Satelites Mexicanos S.A. de C.V. 144A sr. notes
                   10 1/8s, 2004 (Mexico)                                                          3,476,250
                                                                                              --------------
                                                                                                  54,055,355

Semiconductors (0.3%)
------------------------------------------------------------------------------------------------------------
      1,806,704  Cirent Semiconductor sr. sub. notes 10.22s, 2002                                  1,883,489
      2,065,392  Cirent Semiconductor 144A sr. sub. notes
                   10.14s, 2004                                                                    2,158,336
      3,248,792  Fairchild Semiconductor Corp. 144A sr. sub. notes
                   11.74s, 2008                                                                    3,646,770
      9,090,000  Fairchild Semiconductor Corp. sr. sub. notes
                   10 1/8s, 2007                                                                   9,453,600
                                                                                              --------------
                                                                                                  17,142,195

Shipping (0.3%)
------------------------------------------------------------------------------------------------------------
      1,530,000  International Shipholding Corp. sr. notes 7 3/4s, 2007                            1,503,225
      4,760,000  Johnstown America Industries, Inc. company guaranty
                   Ser. C, 11 3/4s, 2005                                                           5,319,300
      2,430,000  MC Shipping, Inc. 144A sr. notes 11 1/4s, 2008                                    2,442,150
      1,000,000  Pegasus Shipping 144A company guaranty
                   11 7/8s, 2004                                                                     995,000
      5,159,000  Viking Star Shipping sr. secd. notes 9 5/8s, 2003                                 5,236,385
                                                                                              --------------
                                                                                                  15,496,060

Steel (0.4%)
------------------------------------------------------------------------------------------------------------
      5,500,000  Ameristeel Corp. 144A sr. notes 8 3/4s, 2008                                      5,596,250
      6,190,000  Hylsa S.A. de C.V. 144A bonds 9 1/4s, 2007 (Mexico)                               6,205,475
      8,150,000  Ispat Mexicana, S.A. 144A bonds 10 3/8s,
                   2001 (Mexico)                                                                   8,455,625
      3,350,000  WHX Corp. 144A sr. notes 10 1/2s, 2005                                            3,417,000
                                                                                              --------------
                                                                                                  23,674,350

Telecommunications (2.8%)
------------------------------------------------------------------------------------------------------------
      2,800,000  American Communication Services, Inc. sr. notes
                   13 3/4s, 2007                                                                   3,318,000
      9,790,000  American Communication Services, Inc. sr. disc. notes
                   stepped-coupon zero % (12 3/4s, 4/1/01), 2006 ++                                7,880,950
      2,385,000  Antenna TV S.A. 144A sr. notes 9s 2007 (Greece)                                   2,408,850
      4,590,000  Barak ITC 144A sr. disc. notes stepped-coupon zero %
                   (12 1/2s, 11/15/02), 2007 (Israel) ++                                           2,685,150
      1,360,000  Consorcio Ecuatoiano notes 14s, 2002 (Ecuador)                                    1,428,000
      2,420,000  Esprit Teleom Group PLC sr. notes 11 1/2s, 2007
                   (United Kingdom)                                                                2,649,900
      2,825,000  Focal Communications Corp. 144A sr. disc. notes stepped-
                   coupon zero % (12 1/8s, 2/15/03), 2008 ++                                       1,652,625
      3,820,000  Frontiervision Holdings LP sr. disc. notes stepped-
                   coupon zero % (11 7/8s, 9/15/01), 2007 ++                                       2,960,500
      7,580,000  Frontiervision Operating Partners L.P. sr. sub. notes
                   11s, 2006                                                                       8,451,700
      5,395,000  GST Equipment Funding sr. notes 13 1/4s, 2007                                     6,393,075
      5,431,000  GST Telecommunications,Inc. company guaranty stepped-
                   coupon zero % (13 7/8s, 12/15/00), 2005 ++                                      4,507,730
      2,990,000  Hyperion Telecommunication Corp. sr. disc. notes stepped-
                   coupon Ser. B, zero % (13s, 4/15/01), 2003 ++                                   2,294,825
      6,205,000  Hyperion Telecommunications , Inc. sr. notes Ser. B,
                   12 1/4s, 2004                                                                   6,980,625
     11,410,000  ICG Holdings, Inc. sr. disc. notes stepped-coupon zero %
                   (13 1/2s, 9/15/00), 2005 ++                                                     9,727,025
      2,900,000  Intelcom Group (USA), Inc. company guaranty stepped-
                   coupon zero % (12 1/2s, 5/1/01), 2006 ++                                        2,320,000
     10,275,000  Intermedia Communications, Inc. sr. disc. notes stepped-
                   coupon Ser. B, zero % (11 1/4s, 7/15/02), 2007 ++                               7,706,250
      4,925,000  Intermedia Communications, Inc. sr. notes Ser. B,
                   8 1/2s, 2008                                                                    5,158,938
      8,835,000  Knology Holdings, Inc. sr. disc. notes stepped-coupon
                   zero % (11 7/8s, 10/15/02), 2007 ++                                             5,301,000
      3,020,000  L-3 Communications Corp. sr. sub. notes Ser. B,
                   10 3/8s, 2007                                                                   3,344,650
      1,550,000  MetroNet Communications Corp. sr. notes 12s, 2007                                 1,759,250
      2,150,000  MetroNet Communications Corp. sr. disc. notes
                   stepped-coupon zero % (10 3/4s, 11/1/02),
                   2007 (Canada) ++                                                                1,429,750
      2,720,000  Microcell Telecommunications sr. disc. notes
                   stepped-coupon Ser. B, zero % (14s, 12/1/01),
                   2006 (Canada) ++                                                                2,019,600
     19,990,000  NTL, Inc. 144A sr. notes stepped-coupon zero %
                   (9 3/4s, 4/01/03), 2008 ++                                                     12,993,500
      9,700,000  NTL Inc. sr. notes Ser. B, 10s, 2007 (United Kingdom)                            10,524,500
      5,245,000  Qwest Communications International, Inc. sr. disc. notes
                   stepped-coupon zero % (9.47s, 10/15/02), 2007 ++                                3,855,075
      8,120,000  Teligent, Inc. sr. notes 11 1/2s, 2007                                            8,526,000
      9,700,000  WinStar Communications, Inc. 144A sr. disc. notes
                   stepped-coupon zero % (14s, 10/15/00), 2005 ++                                  8,075,250
      3,340,000  WinStar Communications, Inc. 144A sr. sub. notes
                   11s, 2008                                                                       3,423,500
      5,360,000  WinStar Communications, Inc. 144A sr. sub. notes
                   10s, 2008                                                                       5,440,400
      5,610,000  WinStar Communications, Inc. 144A sr. sub. notes
                   15s, 2007                                                                       7,489,350
      2,750,000  WinStar Equipment Corp. company guaranty
                   12 1/2s, 2004                                                                   3,148,750
                                                                                              --------------
                                                                                                 155,854,718

Telephone Services (1.7%)
------------------------------------------------------------------------------------------------------------
      7,850,000  BTI Telecom Corp. sr. notes 10 1/2s, 2007                                         8,222,875
      1,220,000  Celcaribe S.A. sr. notes 13 1/2s, 2004 (Columbia)                                 1,281,000
     15,295,000  Colt Telecom Group PLC sr. disc. notes stepped-coupon
                   zero % (12s, 12/15/01), 2006 (United Kingdom) ++                               12,236,000
      9,055,000  Econophone, Inc. company guaranty 13 1/2s, 2007                                  10,413,250
      2,490,000  Econophone, Inc. 144A sr. disc. notes stepped-coupon
                   zero % (11s, 2/15/03), 2008 ++                                                  1,469,100
      2,690,000  Facilicom International 144A sr. notes 10 1/2s, 2008                              2,811,050
      1,500,000  Fonorola, Inc. sr. notes 12 1/2s, 2002 (Canada)                                   1,680,000
      2,830,000  IDT Corp. 144A sr. notes 8 3/4s, 2006                                             2,815,850
      6,500,000  Ionica Group PLC sr. disc. notes stepped-coupon
                   zero % (15s, 5/1/02), 2007 (United Kingdom) ++                                  2,762,500
      3,343,000  ITC Deltacom, Inc. sr. notes 11s, 2007                                            3,794,305
      3,900,000  McLeod USA, Inc. 144A sr. notes 8 3/8s, 2008                                      4,036,500
      1,390,000  MGC communications, Inc. sr. notes Ser. B, 13s, 2004                              1,393,475
      4,930,000  NEXTLINK Communications, Inc. 144A sr. disc. notes
                   stepped-coupon zero % (9.45s, 4/15/03), 2008 ++                                 3,118,225
      9,570,000  RCN Corp. sr. disc. notes stepped-coupon zero %
                   (11 1/8s, 10/15/02), 2007 ++                                                    6,387,975
     14,525,000  RSL Communications, Ltd. company guaranty
                   12 1/4s, 2006                                                                  16,558,500
      4,190,000  RSL Communications, Ltd. 144A sr. disc. notes stepped-
                   coupon zero % (10 1/8s, 3/1/03), 2008 ++                                        2,634,463
      2,805,000  RSL Communications, Ltd. 144A sr. notes 9 1/8s, 2008                              2,833,050
      5,475,000  Sprint Spectrum L.P. sr. notes 11s, 2006                                          6,323,625
      1,800,000  Transtel S.A. 144A pass through certificates
                   12 1/2s, 2007 (Colombia)                                                        1,723,500
      3,115,000  Viatel, Inc. sr. disc. notes stepped-coupon zero %
                   (15s, 1/15/00), 2005 ++                                                         2,928,100
                                                                                              --------------
                                                                                                  95,423,343

Textiles (0.4%)
------------------------------------------------------------------------------------------------------------
      2,200,000  Galey & Lord bank  Term loan B 8.44s, 2005                                        2,205,500
      2,000,000  Galey & Lord bank  Term loan C 8.69s, 2006                                        2,005,000
      3,390,000  Polymer Group, Inc. company guaranty Ser. B, 9s, 2007                             3,500,175
      2,560,000  Polymer Group, Inc. 144A sr. sub. notes 8 3/4s, 2008                              2,604,800
      4,470,000  Polysindo International Eka company guaranty 13s,
                   2001 (Indonesia)                                                                3,263,100
      7,125,000  Polysindo International Finance company guaranty
                   11 3/8s, 2006 (Indonesia)                                                       4,845,000
      3,000,000  PT Polysindo Eka Perkasa notes zero %,
                   1998 (Indonesia)                                                                2,160,000
      2,090,000  Worldtex, Inc. 144A sr. notes 9 5/8s, 2007                                        2,121,350
                                                                                              --------------
                                                                                                  22,704,925

Transportation (0.4%)
------------------------------------------------------------------------------------------------------------
      1,820,000  Coach USA, Inc. 144A company guaranty 9 3/8s, 2007                                1,901,900
      6,775,000  Eletson Holdings, Inc. 1st pfd. mtge. notes 9 1/4s,
                   2003 (Greece)                                                                   7,000,269
      2,790,000  Hermes Europe Railtel B.V. sr. notes 11 1/2s, 2007                                3,159,675
      5,320,000  Kitty Hawk, Inc. company guaranty 9.95s, 2004                                     5,586,000
      2,720,000  Trico Marine Services, Inc. company guaranty Ser. D,
                   8 1/2s, 2005                                                                    2,737,000
                                                                                              --------------
                                                                                                  20,384,844

Wireless Communications (--%)
------------------------------------------------------------------------------------------------------------
      2,085,000  Telesystem International Wireless, Inc. sr. disc. notes stepped-coupon Ser. C, zero % (10 1/2s, 11/1/02),
                   2007 ++                                                                         1,323,975
                                                                                              --------------
                 Total Corporate Bonds and Notes
                   (cost $2,010,858,853)                                                       2,011,885,989

U.S. GOVERNMENT AND AGENCY OBLIGATIONS (30.2%) *
PRINCIPAL AMOUNT                                                                                       VALUE

U.S. Government Agency Mortgage Obligations (15.1%)
------------------------------------------------------------------------------------------------------------
                 Federal Home Loan Mortgage Corp.
    $12,088,596    7.143s, July 1, 2027                                                          $12,269,926
     19,399,973    7s, July 1, 2012                                                               19,761,591
                 Federal National Mortgage Association
      6,186,936    7.837s, May 1, 2025                                                             6,449,881
     46,335,563    6 1/2s, with due dates from January 1, 2026 to
                   December 1, 2026                                                               45,814,314
                 Government National Mortgage Association
     10,335,000    7 1/2s, TBA, April 15, 2028                                                    10,596,579
     43,765,000    7s, TBA, April 15, 2028                                                        44,202,650
      8,955,000    5 1/2s, TBA, April 15, 2028                                                     9,002,551
                 Government National Mortgage Association
                   Pass-Through Certificates
        862,195    8 1/2s, August 15, 2025                                                           909,340
     84,265,171    8s, with due dates from May 15, 2024 to
                   March 15, 2028                                                                 87,315,850
    371,770,744    7 1/2s, with due dates from December 15, 2022 to
                   December 15, 2027                                                             381,606,651
    178,817,804    7s, with due dates from July 20, 2024 to
                   February 15, 2028                                                             180,863,849
     19,859,407    6 1/2s, with due dates from August 15, 2027 to
                   February 15, 2028                                                              19,654,465
     11,966,649    6s, July 20, 2024                                                              12,288,253
        691,903    5 1/2s, November 20, 2027                                                         696,877
                                                                                              --------------
                                                                                                 831,432,777

U.S. Treasury Obligations (15.2%)
------------------------------------------------------------------------------------------------------------
                 U.S. Treasury Bonds
     27,125,000    8 1/8s, August 15, 2019 #                                                      33,935,816
     73,115,000    6 1/2s, November 15, 2026 #                                                    78,027,597
     68,080,000    6 1/8s, November 15, 2027                                                      69,813,998
                 U.S. Treasury Notes
     28,945,000    7s, July 15, 2006                                                              31,283,177
     62,105,000    6 7/8s, May 15, 2006                                                           66,588,360
    178,525,000    6 5/8s, June 30, 2001                                                         183,573,687
    102,712,000    6 1/2s, October 15, 2006                                                      107,782,891
     15,655,000    6 1/4s, August 31, 2002                                                        15,997,375
     35,575,000    6s, July 31, 2002                                                              36,013,996
    181,145,000    5 3/4s, November 30, 2002 #                                                   181,683,001
      9,495,000    5 5/8s, December 31, 2002                                                       9,478,669
     21,060,000    5 1/2s, February 28, 2003                                                      20,934,904
                                                                                              --------------
                                                                                                 835,113,471
                                                                                              --------------
                 Total U.S. Government and Agency Obligations
                   (cost $1,642,447,142)                                                      $1,666,546,248

FOREIGN GOVERNMENT BONDS AND NOTES (11.6%) *
PRINCIPAL AMOUNT                                                                                       VALUE
------------------------------------------------------------------------------------------------------------
AUD  161,635,000   Australia (Government of) bonds Ser. 808
                     8 3/4s, 2008                                                               $131,331,573
DEM  172,035,000   Germany (Federal Republic of) Unity Fund
                     bonds 8s, 2002                                                              104,571,206
DKK    1,068,000   Denmark (Government of) bonds 6s, 2026                                            150,020
USD   23,360,000   Russia (Government of) deb. principal loans
                     zero %, 2020 +++                                                             14,862,800
ZAR  562,217,000   South Africa (Republic of) bonds Ser. 153,
                     13s, 2010                                                                   110,365,873
GBP  130,398,000   United Kingdom Treasury bonds 8s, 2007                                        239,466,669
GBP   16,925,000   United Kingdom Treasury bonds 8s, 2021                                         36,143,981
                                                                                              --------------
                 Total Foreign Government Bonds and Notes
                   (cost $627,624,536)                                                          $636,892,122

COLLATERALIZED MORTGAGE OBLIGATIONS (6.1%) *
PRINCIPAL AMOUNT                                                                                       VALUE
------------------------------------------------------------------------------------------------------------
    $2,280,997   Citicorp Mortgage Securities, Inc. Ser. 92-14,
                   Class M, 7 1/2s, 2022                                                          $2,286,700
    16,405,000   Countrywide Mortgage Backed Securities, Inc.
                   Sec. 93-C, Class A8, 6 1/2s, 2024                                              15,847,394
    10,700,000   Commercial Mortgage Acceptance Corp. Ser. 97-ML1,
                   Class D, 7.11s, December 15, 2030                                              10,740,125
   217,925,000   Deutsche Mortgage & Asset Receiving Corp.
                   Ser. 98-C1, Class X, 1.254s, June 15, 2031                                     15,276,543
                 Fannie Mae Strip
    18,540,311     Ser. 284, Class 2, 7 1/2s, 2027                                                 4,414,912
    17,943,811     Ser. 294, Class 2, 7s, 2028                                                     5,057,912
    68,701,553     Ser. 294, Class 1, zero%, 2028                                                 50,280,950
    20,885,000   Federal Home Loan Mortgage Corp. Ser. 25,
                   Class B, 6 1/2s, 2008                                                          20,956,792
                 First Union-Lehman Brothers Commercial Mortgage
    11,845,000     Ser. 97-C2, Class A2, 6.6s, 2007                                               12,011,570
    23,350,000     Ser. 97-C2, Class A3, 6.65s, 2007                                              23,729,438
    16,405,000     Ser. 97-C2, Class D, 7.12s, 2012                                               16,420,380
                 Freddie Mac
     6,475,000     Ser. 2040, Class PE, 7 1/2s, 2028                                               6,958,602
     6,345,872     Ser, 1717, Class L, 6 1/2s, 2024                                                6,297,643
     7,446,000     Ser. 1602, Class PJ, 6 1/2s, 2023                                               7,513,479
     6,134,000     Ser. 1832 Class G, 6 1/2s, 2011                                                 6,089,912
                 Freddie Mac Strip
    66,121,813     Ser. 192 Interest Only 6 1/2s, 2028                                            20,642,404
    20,529,433     Ser. 191, Principal Only zero%, 2028                                           16,866,213
       132,419   Hosing Securities, Inc. Ser. 94-1, Class A9, 2009                                   132,438
                 Merrill Lynch Mortgage Investors, Inc.
     4,196,000     Ser. 98-C2, Class D, 6.96s, 2030                                                4,203,212
   237,073,000     Ser. 98-C2, Class IO, 1.5868s, 2030                                            21,562,690
                 PNC Mortgage Securities Corp.
    29,982,788     Ser. 97-4, Class 2PP3, 7 1/4s, 2027                                            30,372,565
    21,188,478     Ser. 97-6, Class A2, 6.6s, 2027                                                21,248,071
     6,590,000   Prudential Home Mortgage Securities Ser. 93-57,
                   Class A4, 5.9s, 2023                                                            6,532,667
    10,796,727   Rural Housing Trust Ser. 87-1, Class D, 6.33s,
                   April 1, 2026                                                                  10,802,017
                                                                                              --------------
                 Total Collateralized Mortgage Obligations
                   (cost $283,474,003)                                                          $336,244,629

BRADY BONDS (5.8%) *
PRINCIPAL AMOUNT                                                                                       VALUE
------------------------------------------------------------------------------------------------------------
   $96,014,000   Argentina (Republic of) Ser. L-GP, stepped-coupon
                   5 3/4s (6s, 3/1/99), 2023                                                     $73,575,528
    62,149,871   Brazil (Government of) stepped-coupon
                   4 1/2s (5s, 4/30/98), 2014 ++                                                  52,286,686
    34,170,000   Ivory Coast - FLIRB collateralized FRB 2s 2018 ##                                 2,042,802
    34,170,000   Ivory Coast - Past due interest due bond FRB bonds
                   1.9s 2018 ##                                                                    2,318,856
    56,215,000   Peru (Government of) 144A Ser. PDI 4s 2017                                       38,580,355
    34,294,000   Philippines (Government of) Ser. B, 6 1/2s, 2017                                 30,178,720
    16,365,000   Poland (Government of) bonds Ser. PDI, stepped-
                   coupon 4s (5s, 10/1/98), 2014 ++                                               14,667,950
   126,270,000   United Mexican States sec. Ser. B, 6 1/4s, 2019                                 107,177,976
                                                                                              --------------
                 Total Brady Bonds (cost $321,167,544)                                          $320,828,873

PREFERRED STOCKS (3.2%) *
NUMBER OF SHARES                                                                                       VALUE
------------------------------------------------------------------------------------------------------------
         1,527   American Communications Services $12.75 pfd. [2 DBL. DAGGERS]                    $1,775,138
        82,079   AmeriKing, Inc. $3.25 pfd. [2 DBL. DAGGERS]                                       2,216,133
           978   Anvil Holdings Ser. B, $3.25 pfd. [2 DBL. DAGGERS]                                   24,450
       132,400   California Federal Bancorp Inc. Ser. A, $2.281 pfd.                               3,607,900
        21,293   Capstar Broadcasting Inc. 144A $12.00 pfd.                                        2,501,928
       130,000   CGA Group Ltd. 144A Ser. A, $13.75 pfd. [2 DBL. DAGGERS]                          3,510,000
        51,000   Chancellor Media Corp. $12.00 pfd. [2 DBL. DAGGERS]                               6,222,000
        99,570   Chevy Chase Capital Corp. Ser. A, $5.188 pfd.                                     5,078,070
        42,173   Citadel Broadcasting, Inc. 144A $13.25 cum. pfd. [2 DBL. DAGGERS]                 5,166,193
       111,880   CSC Holdings Inc. Ser. M, $11.125 cum. [2 DBL. DAGGERS]                          12,810,260
       109,800   Diva Systems Corp. Ser. C, $6.00 pfd.                                             1,427,400
         1,425   Echostar Communications, Inc. $12.125 pfd.                                        1,588,875
        31,193   El Paso Electric Co. $11.40 pfd [2 DBL. DAGGERS]                                  3,466,322
     2,000,000   Fresenius Medical care AG Ser. D, $9.00 pfd.
                   (Germany)                                                                       2,090,000
        11,950   Grand Union Holdings 144A Ser. C, $12.00 pfd.
                   (acquired 11/5/93, cost $5,775 In Default) [DBL. DAGGERS]+                            120
        10,254   Granite Broadcasting 144A $12.75 pfd. [2 DBL. DAGGERS]                           11,638,290
         2,141   Hyperion Telecommunications Ser. B, $12.875 pfd. [2 DBL. DAGGERS]                 2,451,445
         7,980   ICG Holdings, Inc. $14.00 pfd. [2 DBL. DAGGERS]                                   9,815,400
         7,940   ICG Holdings, Inc. $14.25 pfd. (Canada)                                           9,607,400
         9,939   Intermedia Communication Ser. B, 13.50% pfd.                                     12,175,275
         5,841   IXC Communications, Inc. $12.50 pfd. [2 DBL. DAGGERS]                             7,126,020
        35,300   Nebco Evans Holding Co. 144A $11.25 pfd. [2 DBL. DAGGERS]                         3,671,200
         5,420   NEXTEL Communications, Inc. 144A Ser. E,
                   $11.125 pfd. [2 DBL. DAGGERS]                                                   5,758,750
        17,020   NEXTEL Communications, Inc. Ser. D, $13.00
                   cum. pfd. [2 DBL. DAGGERS]                                                     19,743,200
       166,363   Nextlink Communications, Inc. 144A $7.00 pfd.                                    10,480,869
         2,393   NTL Inc. 144A Ser. B, $13.00 pfd. [2 DBL. DAGGERS]                                2,877,583
         5,000   Pantry Pride Inc. Ser. B, $14.875 pfd.                                              505,000
        47,994   Public Service Co. of New Hampshire $2.65
                   1st mtge. pfd.                                                                  1,247,844
        53,241   SFX Broadcasting, Inc. Ser. E, $12.625 pfd. [2 DBL. DAGGERS]                      6,309,059
        16,500   Sinclair Capital $11.625 cum. pfd.                                                1,831,500
         8,709   Spanish Broadcasting Systems $14.25 cum. pfd.                                     9,144,450
        32,000   Von Hoffman Corp. 144A $13.50 pfd.                                                1,080,000
         6,080   Winstar Communications. Inc. 144A $14.25
                   cum. pfd. [2 DBL. DAGGERS]                                                      7,417,600
                                                                                              --------------
                 Total Preferred Stocks (cost $158,986,766)                                     $174,365,674

UNITS (1.5%) *
NUMBER OF UNITS                                                                                        VALUE
------------------------------------------------------------------------------------------------------------
         8,235   Allegiance Telecom Inc. units stepped-coupon zero %
                   (11 3/4s, 2/15/03), 2008                                                        4,776,300
         1,025   American Mobile Satellite Corp. units 12 1/4s, 2008                               1,063,438
         2,960   Australis Media, Ltd. units stepped-coupon zero %
                   (15 3/4s, 5/15/03), 2003 (Australia) in default ++ +                              592,000
           877   Celcaribe S.A. 144A units 13 1/2s, 2004 (Columbia)                               17,627,700
         4,390   Club Regina, Inc. 144A units 13s, 2004                                            4,719,250
         1,345   Concentric Network Corp. units 12 3/4s, 2007                                      1,580,375
         3,815   Conecel Holdings 144A units 14s, 2000                                             4,139,275
        12,218   Diva Systems Corp. 144A units stepped-coupon zero %
                   (12 5/8s, 3/1/03), 2008 ++                                                      6,719,900
        11,480   DTI Holdings, Inc. units stepped-coupon zero %
                   (12 1/2s, 3/1/03), 2008 ++                                                      6,687,100
       172,935   Fitzgeralds Gaming Co. Units 15s, 2005                                            5,188,050
         9,460   KMC Telecom Holdings, Inc. units stepped-coupon
                   zero % (12 1/2s, 2/15/03), 2008 ++                                              5,628,700
         4,250   Orbital Imaging Corp. units 11 5/8s, 2005                                         4,643,125
         3,980   Signature Brands USA, Inc. units 13s, 2002                                        4,497,400
         2,635   Stone Container Corp. units sr. sub. 12 1/4s, 2002                                2,707,463
         5,260   Transamerican Refining 144A units 16s, 2003                                       5,575,600
         6,355   Wireless One, Inc. units stepped-coupon zero %
                   (13 1/2s, 8/1/01), 2006 ++                                                        762,600
         3,945   XCL Ltd. units sr. sec. notes 13 1/2s, 2004                                       5,128,500
        24,177   XCL Ltd. 144A units cum. cv. pfd. 9 1/2s, 2006 [2 DBL. DAGGERS]                   3,143,010
                                                                                              --------------
                 Total Units (cost $65,699,170)                                                  $85,179,786

ASSET-BACKED SECURITIES (1.1%) *
PRINCIPAL AMOUNT                                                                                       VALUE
------------------------------------------------------------------------------------------------------------
   $12,195,000   Chemical Master Credit Card Trust Ser. 95-2, Class A,
                   6.23s, 2003                                                                   $12,267,316
    18,752,178   GMAC Commercial Mortgage Securities Inc. Ser. 97-C2,
                   Class A1, 6.45s, December 15, 2004                                             18,904,540
    20,705,000   Green Tree Financial Corp. Ser. 98-2, Class A5,
                   6.24s, 2016                                                                    20,650,002
     7,637,237   Green Tree Recreational Equipment & Cons Ser. 97-B,
                   Class A1, 6.55s, 2028                                                           7,694,517
                                                                                              --------------
                 Total Asset-Backed Securities (cost $59,775,249)                                 59,516,375

COMMON STOCKS (1.0%) *
NUMBER OF SHARES                                                                                       VALUE
------------------------------------------------------------------------------------------------------------
       145,780   American Mobile Satellite Corp. +                                                $2,077,365
         1,750   AmeriKing, Inc. +                                                                    87,500
       198,372   Celcaribe S.A. 144A +                                                             1,339,011
       172,600   CellNet Data Systems, Inc. +                                                      1,898,600
       120,810   Chattem, Inc. +                                                                   3,050,453
       252,474   Chesapeake Energy Corp. +                                                         1,483,285
        52,587   Crompton & Knowles Corp.                                                          1,521,736
        45,000   Exide Corp.                                                                         762,188
         3,026   Finlay Enterprises, Inc.                                                             76,974
        32,500   French Fragrances, Inc. +                                                           552,500
       539,505   Grand Union Co. [SECTION MARK]+                                                     219,174
        40,029   Hedstrom Holdings, Inc. 144A                                                         55,040
         7,541   IFINT Diversified Holdings 144A +                                                    52,787
        49,679   Lady Luck Gaming Corp. +                                                             71,414
       392,400   NEXTEL Communications, Inc. Class A +                                            13,243,500
           900   Paging Do Brazil Holdings Co., LLC Class B                                                9
         1,184   PMI Holdings Corp. 144A +                                                           592,000
         1,942   Premium Holdings (L.P.) 144A +                                                        7,768
       979,968   PSF Holdings LLC Class A (acquired various dates
                   from 8/31/94 to 3/16/95, cost $34,291,491)[DBL. DAGGERS][SECTION MARK] +       29,399,040
        66,840   Terex Corp. Rights expiration date 5/15/02 +                                      1,336,800
                                                                                              --------------
                 Total Common Stocks (cost $75,571,154)                                          $57,827,144

CONVERTIBLE BONDS AND NOTES (0.7%) *
PRINCIPAL AMOUNT                                                                                       VALUE
------------------------------------------------------------------------------------------------------------
    $5,045,000   APP Global Finance (V) Ltd. 144A cv. sec. 2s, 2000
                   (United Kingdom)                                                               $5,208,963
     4,200,000   Corporate Express, Inc. cv. notes 4 1/2s, 2000                                    3,748,500
     2,782,000   GST Telecommunications, Inc. cv. sr. disc. notes stepped-
                   coupon zero % (13 7/8s, 12/15/00), 2005 ++                                      4,367,740
     2,310,000   Integrated Device Technology, Inc. cv. sub. notes
                   5 1/2s, 2002                                                                    2,073,225
     1,500,000   National Semiconductor Corp. 144A cv. deb.
                   6 1/2s, 2002                                                                    1,445,625
     9,500,000   Pricellular Wireless Corp. 144A cv. sub. notes stepped-
                   coupon zero % (10 3/4s, 8/15/00), 2004 ++                                      10,497,500
     7,835,000   Winstar Communications. Inc. 144A cv. sr. disc. notes
                   stepped-coupon zero % (14s, 10/15/00), 2005 ++                                 10,949,413
                                                                                              --------------
                 Total Convertible Bonds and Notes
                   (cost $23,269,402)                                                            $38,290,966

WARRANTS (0.3%)                                                                EXPIRATION
NUMBER OF WARRANTS                                                             DATE                    VALUE
------------------------------------------------------------------------------------------------------------
            70   America Communication Services, Inc. 144A                     11/1/05               $12,250
       185,000   Becker Gaming Corp. 144A                                      11/15/00                1,850
        44,363   Capital Gaming International, Inc.                            2/1/99                  1,775
        28,657   Cellnet Data Systems, Inc.                                    9/15/07               573,140
       130,000   CGA Group Ltd. 144A                                           1/1/04                  1,300
        12,400   Comunicacion Cellular 144A (Colombia)                         11/15/20              806,000
        15,295   Colt Telecommunications Group PLC                             12/31/06            2,064,825
         9,350   County Seat Holdings, Inc.                                    10/15/98                  187
         4,650   Diva Systems Corp.                                            5/15/06             1,220,625
        10,155   Econophone, Inc. 144A                                         2/15/08               507,750
         3,200   Esat Holdings, Inc. (Ireland)                                 2/1/07                112,000
         6,850   Fitzgerald Gaming Co. 144A                                    3/15/99                   685
         4,885   Foamex (L.P.) Capital Corp. 144A                              7/1/99                 29,310
         5,350   Globalstar Telecom 144A                                       2/15/04               722,250
         4,705   Grand Union Co.                                               6/16/00                    47
         2,352   Grand Union Co.                                               6/16/00                    24
         6,240   Heartland Wireless Communications, Inc. 144A                  4/15/00                    62
        11,465   Hyperion Telecommunications 144A                              4/15/01               802,550
        65,538   Intelcom Group 144A                                           9/15/05             2,162,754
         6,030   Interact Systems, Inc.                                        8/1/03                  1,508
         8,050   Intermedia Communications                                     6/16/00             1,296,050
         2,780   International Wireless Communications
                   Holdings 144A                                               8/15/01                63,940
         6,500   Iridium World Com 144A                                        7/15/05             1,592,500
         8,835   Knology Holdings, Inc. 144A                                   10/15/07                4,418
         8,025   Louisiana Casino Cruises, Inc. 144A                           12/1/98               401,250
        14,715   McCaw International Ltd.                                      4/15/07                 4,415
         1,550   Metronet Communications 144A                                  8/15/07                 6,975
         1,390   MGC communications, Inc. 144A                                 10/1/04                48,650
        10,030   NEXTEL Communications Inc.                                    12/15/98                4,213
        21,500   NEXTEL Communications Inc.                                    4/25/99                62,135
         8,485   Orion Network Systems                                         1/15/07                84,850
        13,800   Pagemart, Inc. 144A                                           12/31/03              103,500
        17,500   Petracom Holdings, Inc.                                       9/30/99               140,000
        28,800   Powertel, Inc.                                                2/1/06                216,000
        37,527   President Riverboat Casinos, Inc.                             9/30/99                18,764
         7,800   RSL Communications Ltd.                                       11/15/06              756,600
         3,450   Spanish Broadcasting Systems 144A                             6/30/99               707,250
         2,160   Sterling Chemicals Holdings                                   8/15/08                56,160
        14,235   UIH Australia/Pacific, Inc. 144A                              5/15/06               170,820
         2,105   Urohealth Systems Inc.                                        4/10/04                    21
         6,375   Wireless One, Inc.                                            10/19/00                   64
         1,001   Wright Medical Technology, Inc. 144A                          6/30/03               100,058
                                                                                              --------------
                 Total Warrants (cost $7,482,809)                                                $14,859,525

SHORT-TERM INVESTMENTS (3.6%) *
PRINCIPAL AMOUNT                                                                                       VALUE
------------------------------------------------------------------------------------------------------------
        $25,000,000  Delaware Funding Corp. effective yield of 5.57%,
                       April 29, 1998                                                            $24,880,090
         25,000,000  Morgan (J.P.) & Co., Inc. effective yield of 5.46%,
                       April 20, 1998                                                             24,927,958
         50,000,000  Merrill Lynch & Co., Inc. effective yield of 5.51%,
                       May 20, 1998                                                               49,602,055
         25,855,000  Sheffield Receivables Corp. effective yield of 5.55%,
                       April 20, 1998                                                             25,779,267
TRL 473,401,000,000  Turkey Treasury bills zero %, July 29, 1998                                  14,121,959
TRL 418,886,000,000  Turkey Treasury bills zero %, June 17, 1998                                  14,550,466
TRL 375,941,000,000  Turkey Treasury bills zero %, June 4, 1998                                   13,080,266
        $33,667,000  Interest in $321,730,000 joint repurchase
                       agreement dated March 31, 1998, with
                       Morgan (J.P.) & Co., Inc. due April 1, 1998,
                       with respect to various U.S. Treasury
                       obligations--maturity value of $33,672,518
                       for an effective yield of 5.90%.                                           33,672,518
                                                                                              --------------
                 Total Short-Term Investments (cost $200,171,308)                               $200,614,579
------------------------------------------------------------------------------------------------------------
                 Total Investments (cost $5,476,527,936) ***                                  $5,603,051,910
------------------------------------------------------------------------------------------------------------

*   Percentages indicated are based on net assets of $5,511,307,163.

*** The aggregate identified cost on a tax basis is $5,491,808,131 resulting in gross unrealized appreciation and depreciation of $114,659,519 and $3,415,740, respectively, or net unrealized appreciation of $111,243,779.

+   Non-income-producing security.

++ The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin receiving interest at this rate.

+++ A portion of the income will be received in additional securities.

[DBL. DAGGER]  Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at March 31, 1998 was
               $29,399,040 or less than 1.0% of net assets.

[2 DBL. DAGGERS]  Income may be received in cash or additional securities at the discretion of the issuer.

# A portion of these securities were pledged and segregated with the custodian to cover margin requirements for futures contracts at March 31, 1998.

##  When-issued securities (Note 1).

[SECTION MARK]  Affiliated Companies (Note 5)

    144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

    TBA after the name of a security represents to be announced securities (Note 1).

    FLIRB represents Front Loaded Interest Reduction bond.

    The rate shown on Floating Rate Bonds (FRB) and Floating Rate
    Notes (FRN) are the current interest rates shown at March 31, 1998 which are subject to change based on the terms of the security.


    Diversification by Country

      Distribution of investments by country of issue at March 31, 1998:
      (as percentage of Market Value)

             Argentina          1.4%
             Australia          2.6
             Brazil             1.1
             Canada             1.1
             Germany            2.0
             Mexico             3.6
             South Africa       2.0
             United Kingdom     6.1
             United States     78.0
             Others             2.1
                               ----
             Total            100.0%
                              =====




--------------------------------------------------------------------------------------------
Forward Currency Contracts to Buy at March 31, 1998 (Unaudited)
(aggregate face value $1,045,600,410)
                                                                                Unrealized
                                              Aggregate Face   Delivery        Appreciation/
                                Market Value      Value          Date         (Depreciation)
--------------------------------------------------------------------------------------------
Danish Krone                     $24,291,475    $25,023,423     6/17/98          $(731,948)
Deutschemarks                    289,247,059    295,295,780     6/17/98         (6,048,721)
French Franc                       7,455,018      7,596,653     6/17/98           (141,635)
Italian Lira                     169,803,453    172,747,101     6/17/98         (2,943,648)
Japanese Yen                     309,957,065    323,752,262     6/17/98        (13,795,197)
Mexican Peso                       6,977,384      6,650,748     5/11/98            326,636
Mexican Peso                       8,661,353      8,313,430     5/12/98            347,923
Netherland                        10,425,676     10,640,174     6/17/98           (214,498)
Philippines Peso                  11,699,939     11,836,575     4/27/98           (136,636)
South Korean Won                  24,101,346     21,827,381     3/11/99          2,273,965
Spanish Peseta                    41,740,640     42,572,569     6/17/98           (831,929)
Swedish Krona                     65,918,713     65,787,848     6/17/98            130,865
Swiss Franc                       51,357,030     53,556,466     6/17/98         (2,199,436)
--------------------------------------------------------------------------------------------
                                                                              $(23,964,259)
--------------------------------------------------------------------------------------------

Forward Currency Contracts to Sell at March 31, 1998 (Unaudited)
(aggregate face value $1,140,384,290)
                                                                               Unrealized
                                   Market     Aggregate Face   Delivery       Appreciation/
                                    Value          Value         Date        (Depreciation)
--------------------------------------------------------------------------------------------
Australian Dollars              $132,948,081   $133,735,886     6/17/98           $787,805
British Pounds                   269,317,572    264,822,593     6/17/98         (4,494,979)
Deutschemarks                    374,361,254    381,262,177     6/17/98          6,900,923
French Franc                       4,561,151      4,611,128     6/17/98             49,977
Italian Lira                      95,635,052     97,303,131     6/17/98          1,668,079
Japanese Yen                     152,418,077    158,512,416     6/17/98          6,094,339
New Zealand Dollar                10,532,758     10,999,446     6/17/98            466,688
South African Rand                35,336,612     35,687,410     6/17/98            350,798
Swiss Franc                       51,193,327     53,450,103     6/17/98          2,256,776
--------------------------------------------------------------------------------------------
                                                                               $14,080,406
--------------------------------------------------------------------------------------------

Forward Contracts Outstanding at March 31, 1998 (Unaudited)

                                                                               Unrealized
                                   Market     Aggregate Face  Expiration      Appreciation/
                                    Value          Value         Date        (Depreciation)
--------------------------------------------------------------------------------------------
Euro Dm (Long)                  $101,199,743   $101,199,095     Mar-99          $(89,352)
Euro Lira (Short)                102,610,612    102,627,853     Mar-99            17,241
U.S. Treasury Bond 10yr.
(Short)                          175,192,625    175,327,763     Jun-98           135,138
U.S. Treasury Bond 20yr.
(Long)                           248,196,000    248,328,719     Jun-98          (132,719)
--------------------------------------------------------------------------------------------
                                                                                $(69,692)
--------------------------------------------------------------------------------------------

TBA Sales Commitments at March 31, 1998 (Unaudited)
(Proceeds receivable $18,338,763)

                                                                            Unrealized
                                          Principal      Expiration        Appreciation/
                                            Amount          Date          (Depreciation)
--------------------------------------------------------------------------------------------
GNMA, 7s, April 2039                     $3,235,830        4/20/98           $3,242,100
GNMA, 8s, Arpil 2039                     15,102,933        4/20/98           15,093,784
--------------------------------------------------------------------------------------------
                                                                            $18,335,884
--------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
March 31, 1998 (Unaudited)

Assets
---------------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $5,476,527,936) (Note 1)                                            $5,603,051,910
---------------------------------------------------------------------------------------------------
Cash                                                                                     22,426,975
---------------------------------------------------------------------------------------------------
Foreign currency (cost $1,328,680)                                                        1,330,044
---------------------------------------------------------------------------------------------------
Dividends, interest and other receivables                                                79,661,931
---------------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                   34,016,828
---------------------------------------------------------------------------------------------------
Receivable for securities sold                                                          126,017,442
---------------------------------------------------------------------------------------------------
Receivable for open forward currency contracts                                           19,380,384
---------------------------------------------------------------------------------------------------
Receivable for closed forward currency contracts                                          4,530,321
---------------------------------------------------------------------------------------------------
Receivable for variation margin                                                             427,670
---------------------------------------------------------------------------------------------------
Total assets                                                                          5,890,843,505

Liabilities
---------------------------------------------------------------------------------------------------
Payable for securities purchased                                                        278,603,252
---------------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                                7,708,947
---------------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                              7,039,534
---------------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                                  789,092
---------------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                                70,190
---------------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                                  8,840
---------------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                    4,394,358
---------------------------------------------------------------------------------------------------
Payable for closed forward currency contracts                                            32,864,863
---------------------------------------------------------------------------------------------------
Payable for open forward currency contracts                                              29,264,234
---------------------------------------------------------------------------------------------------
TBA sales commitments, at value (proceeds receivable $18,338,763)                        18,335,884
---------------------------------------------------------------------------------------------------
Other accrued expenses                                                                      457,148
---------------------------------------------------------------------------------------------------
Total liabilities                                                                       379,536,342
---------------------------------------------------------------------------------------------------
Net assets                                                                           $5,511,307,163

Represented by
---------------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                      $5,362,594,229
---------------------------------------------------------------------------------------------------
Distributions in excess of net investment income (Note 1)                               (20,321,313)
---------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and
foreign currency transactions (Note 1)                                                   52,401,275
---------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and assets and
liabilities in foreign currencies                                                       116,632,972
---------------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                           $5,511,307,163

Computation of net asset value and offering price
---------------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($2,101,995,970 divided by 165,647,080 shares)                                               $12.69
---------------------------------------------------------------------------------------------------
Offering price per class A share (100/95.25 of $12.69)*                                      $13.32
---------------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($2,374,947,502 divided by 187,991,400 shares)**                                             $12.63
---------------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($1,011,288,503 divided by 79,961,105 shares)                                                $12.65
---------------------------------------------------------------------------------------------------
Offering price per class M share (100/96.75 of $12.65)*                                      $13.07
---------------------------------------------------------------------------------------------------
Net asset value, offering and redemption price per class Y share
($23,075,188 divided by 1,818,851 shares)                                                    $12.69
---------------------------------------------------------------------------------------------------

*  On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent sales charge.

The accompanying notes are an integral part of these financial statements.






Statement of operations
Six months ended March 31, 1998 (Unaudited)

Investment income:
--------------------------------------------------------------------------------------------------
Interest                                                                              $230,184,135
--------------------------------------------------------------------------------------------------
Dividends                                                                                  766,522
--------------------------------------------------------------------------------------------------
Total investment income                                                                230,950,657

Expenses:
--------------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                        13,886,989
--------------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                           4,477,995
--------------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                           45,096
--------------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                            17,528
--------------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                    2,612,547
--------------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                   11,713,521
--------------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                    1,886,246
--------------------------------------------------------------------------------------------------
Registration fees                                                                          154,240
--------------------------------------------------------------------------------------------------
Legal                                                                                       80,157
--------------------------------------------------------------------------------------------------
Postage                                                                                    190,264
--------------------------------------------------------------------------------------------------
Other                                                                                      257,889
--------------------------------------------------------------------------------------------------
Total expenses                                                                          35,322,472
--------------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                                (639,711)
--------------------------------------------------------------------------------------------------
Net expenses                                                                            34,682,761
--------------------------------------------------------------------------------------------------
Net investment income                                                                  196,267,896
--------------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                        57,916,324
--------------------------------------------------------------------------------------------------
Net realized gain on futures contracts (Note 1)                                         15,450,403
--------------------------------------------------------------------------------------------------
Net realized gain on written options (Notes 1 and 3)                                     1,015,376
--------------------------------------------------------------------------------------------------
Net realized loss on foreign currency transactions (Note 1)                            (69,372,930)
--------------------------------------------------------------------------------------------------
Net unrealized appreciation of  assets and liabilities in
foreign currencies during the period                                                     4,369,760
--------------------------------------------------------------------------------------------------
Net unrealized depreciation of investments, futures, written options, and
TBA sale commitments during the period                                                 (41,423,364)
--------------------------------------------------------------------------------------------------
Net loss on investments                                                                (32,044,431)
--------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                  $164,223,465
--------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.






Statement of changes in net assets

                                                                                   Six months ended         Year ended
                                                                                           March 31       September 30
                                                                                              1998*               1997
----------------------------------------------------------------------------------------------------------------------

Increase in net assets
----------------------------------------------------------------------------------------------------------------------
Operations:
----------------------------------------------------------------------------------------------------------------------
Net investment income                                                                  $196,267,896       $297,161,877
----------------------------------------------------------------------------------------------------------------------
Net realized gain on investments and
foreign currency transactions                                                             5,009,173         29,558,499
----------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of
investments and assets and liabilities in foreign currencies                            (37,053,604)       117,233,998
----------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                    164,223,465        443,954,374
----------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
----------------------------------------------------------------------------------------------------------------------
  From net investment income
    Class A                                                                             (70,572,717)      (138,128,131)
----------------------------------------------------------------------------------------------------------------------
    Class B                                                                             (70,686,270)      (141,702,029)
----------------------------------------------------------------------------------------------------------------------
    Class M                                                                             (24,417,747)        (9,536,880)
----------------------------------------------------------------------------------------------------------------------
    Class Y                                                                                (703,373)          (768,670)
----------------------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                       508,968,248        820,638,498
----------------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                            506,811,606        974,457,162

Net assets
----------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                   5,004,495,557      4,030,038,395
----------------------------------------------------------------------------------------------------------------------
End of period (including distributions in excess of
net investment income of $20,321,313 and
$50,209,102, respectively)                                                           $5,511,307,163     $5,004,495,557
----------------------------------------------------------------------------------------------------------------------

* Unaudited

The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------------------------------
                              Six months
                                   ended
Per-share                       March 31
operating performance         (Unaudited)                                   Year ended September 30
------------------------------------------------------------------------------------------------------------------------------------
                                    1998             1997             1996             1995             1994             1993
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period               $12.70           $12.29           $11.99           $11.64           $12.82           $12.66
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                .48 (c)          .89 (c)          .89              .95              .78              .96
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments          (.06)             .39              .30              .36             (.88)             .56
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                .42             1.28             1.19             1.31             (.10)            1.52
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                   (.43)            (.87)            (.89)            (.80)            (.71)            (.94)
------------------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                     --               --               --               --             (.12)              --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                        --               --               --               --               --             (.42)
------------------------------------------------------------------------------------------------------------------------------------
In excess of net realized
gain on investments                   --               --               --               --             (.08)              --
------------------------------------------------------------------------------------------------------------------------------------
From return of capital                --               --               --             (.16)            (.17)              --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                 (.43)            (.87)            (.89)            (.96)           (1.08)           (1.36)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                     $12.69           $12.70           $12.29           $11.99           $11.64           $12.82
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)           3.35 *          10.86            10.35            11.89             (.93)           12.85
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                $2,101,996       $2,104,971       $1,845,901       $1,597,034       $1,539,076         $874,937
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)            .48 *            .99             1.02             1.01             1.01             1.21
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)           3.81 *           7.17             7.32             8.22             7.96             6.80
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)            113.65 *         250.93           304.39           235.88           201.53           243.73
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for periods ended September 30, 1995 and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts. (Note 2)

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




Financial highlights
(For a share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------------------------------
                              Six months
                                   ended                                                                       For the period
Per-share                       March 31                                                                        March 1, 1993+
operating performance         (Unaudited)                            Year ended September 30                      to Sept. 30
------------------------------------------------------------------------------------------------------------------------------------
                                    1998             1997             1996             1995             1994             1993
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period               $12.65           $12.24           $11.95           $11.61           $12.79           $12.51
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                .43 (c)          .79 (c)          .80              .88              .72              .49
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments          (.07)             .40              .29              .33             (.91)             .39
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                .36             1.19             1.09             1.21             (.19)             .88
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                   (.38)            (.78)            (.80)            (.72)            (.65)            (.46)
------------------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                     --               --               --               --             (.10)              --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                        --               --               --               --               --             (.14)
------------------------------------------------------------------------------------------------------------------------------------
In excess of net realized
gain on investments                   --               --               --               --             (.08)              --
------------------------------------------------------------------------------------------------------------------------------------
From return of capital                --               --               --             (.15)            (.16)              --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                 (.38)            (.78)            (.80)            (.87)            (.99)            (.60)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                     $12.63           $12.65           $12.24           $11.95           $11.61           $12.79
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)           2.90 *          10.08             9.47            11.01            (1.62)            7.21 *
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                $2,374,948       $2,366,410       $2,135,148       $1,795,456       $1,644,860         $504,417
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)            .86 *           1.74             1.77             1.76             1.76             1.91 *
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)           3.43 *           6.42             6.57             7.46             8.05             5.80 *
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)            113.65 *         250.93           304.39           235.88           201.53           243.73
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for periods ended September 30, 1995 and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts. (Note 2)

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




Financial highlights
(For a share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------------------------------
                                                                Six months
                                                                     ended                                     For the period
Per-share                                                         March 31                                       Dec. 1, 1994+
operating performance                                           (Unaudited)           Year ended September 30      to Sep. 30
------------------------------------------------------------------------------------------------------------------------------------
                                                                      1998             1997             1996             1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                 $12.67           $12.27           $11.97           $11.34
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                  .46 (c)          .82 (c)          .86              .78
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                            (.07)             .43              .31              .63
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                  .39             1.25             1.17             1.41
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                     (.41)            (.85)            (.87)            (.65)
------------------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                                                       --               --               --               --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                          --               --               --               --
------------------------------------------------------------------------------------------------------------------------------------
In excess of net realized
gain on investments                                                     --               --               --               --
------------------------------------------------------------------------------------------------------------------------------------
From return of capital                                                  --               --               --             (.13)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                   (.41)            (.85)            (.87)            (.78)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                       $12.65           $12.67           $12.27           $11.97
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                                             3.18 *          10.59            10.12            12.90 *
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                  $1,011,289         $513,351          $46,327          $14,751
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                              .61 *           1.24             1.28             1.07 *
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                             3.70 *           6.88             7.09             6.30 *
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                              113.65 *         250.93           304.39           235.88
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for periods ended September 30, 1995 and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts. (Note 2)

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




Financial highlights
(For a share outstanding throughout the period)

CLASS Y
------------------------------------------------------------------------------------------------------------------------------------
                                                                                 Six months
                                                                                      ended                    For the period
Per-share                                                                          March 31       Year ended     July 1, 1996+
operating performance                                                            (Unaudited)        Sept. 30      to Sept. 30
------------------------------------------------------------------------------------------------------------------------------------
                                                                                       1998             1997             1996
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                  $12.70           $12.29           $12.07
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                   .49 (c)          .93 (c)          .24
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                                             (.06)             .38              .20
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                   .43             1.31              .44
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                      (.44)            (.90)            (.22)
------------------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                                                                        --               --               --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                                           --               --               --
------------------------------------------------------------------------------------------------------------------------------------
In excess of net realized
gain on investments                                                                      --               --               --
------------------------------------------------------------------------------------------------------------------------------------
From return of capital                                                                   --               --               --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                    (.44)            (.90)            (.22)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                        $12.69           $12.70           $12.29
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                                                              3.49 *          11.14             3.70 *
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                      $23,075          $19,763           $2,662
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                                               .36 *            .74              .19 *
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                                              3.94 *           7.29             1.95 *
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                               113.65 *         250.93           304.39
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for periods ended September 30, 1995 and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts. (Note 2)

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




Notes to financial statements
March 31, 1998 (Unaudited)

Note 1
Significant accounting policies

Putnam Diversified Income Trust (the "fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks high current income consistent with preservation of capital by allocating its investments among the U.S. government sector, high yield sector and international sector of the fixed-income securities market.

The fund offers class A, class B, class M and class Y shares. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge but pay a higher ongoing distribution fee than class A shares, and may be subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class M shares are sold with a maximum front end sales charge of 3.25% and pay an ongoing distribution fee that is higher than class A shares but lower than class B shares. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A shares, class B and class M shares, but do not bear a distribution fee. Class Y shares are sold to defined contribution plans that invest at least $250 million in a combination of Putnam Funds and other accounts managed by affiliates of Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price, or, if no sales are reported -- as in the case of some securities traded over-the-counter the last reported bid price. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Market quotations are not considered to be readily available for long term corporate bonds and notes; such investments are stated at fair market value on the basis of valuations furnished by a pricing service, approved by the Trustees, or dealers, which determine valuations for normal, institutional-size trading units of such securities using methods based on market translations for comparable securities and variable relationships between securities that are generally recognized by institutional traders. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value, and other investments including restricted securities are stated at fair market value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date. Discounts on stepped-coupon bonds, original issue discount bonds, zero coupon bonds and payment-in-kind bonds are accreted according to the yield-to-maturity method. Any premium resulting from the purchase of a stepped coupon security is amortized on a yield-to-maturity basis.

Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date; interest income is accrued based on the terms of the security. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

F) Forward currency contracts The fund may engage in forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date, to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short-term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is "marked to market" daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

G) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. When the contract closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

H) TBA purchase commitments The fund may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than 1.0% from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security valuation" above.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for their portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

I) TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction.

Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Security valuation" above. The contract is "marked-to-market" daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

J) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the six months ended March 31, 1998, the fund had no borrowings against the line of credit.

K) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

L) Distributions to shareholders Distributions to shareholders are recorded by the fund on the ex-dividend date. At certain times, the fund may pay distributions at a level rate even though, as a result of market conditions or investment decisions, the fund may not achieve projected investment results for a given period. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.70% of the first $500 million of average net assets, 0.60% of the next $500 million, 0.55% of the next $500 million, 0.50% the next $5 billion, 0.475% of the next $5 billion, 0.455% of the next $5 billion, 0.44% of the next $5 billion and 0.43% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a wholly-owned subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the six months ended March 31, 1998, fund expenses were reduced by $639,711 under expense offset arrangements with PFTC. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $3,500 has been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00%, and 1.00% of the average net assets attributable to class A, class B, and class M shares, respectively. The Trustees currently limit payment by the fund to an annual rate of 0.25%, 1.00%, and 0.50% of the average net assets attributable to class A, class B, and class M shares respectively.

For the six months ended March 31, 1998, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $340,051 and $1,338,192 from the sale of class A and class M shares, respectively and received $2,128,487 in contingent deferred sales charges from redemptions of class B and M shares. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the six months ended March 31, 1998, Putnam Mutual Funds Corp., acting as underwriter received $35,480 on class A redemptions.

Note 3
Purchases and sales of securities

During the six months ended March 31, 1998, purchases and sales of investment securities other than U.S. government obligations and short-term investments aggregated $3,603,371,183 and $3,158,779,414, respectively. Purchases and sales of U.S. government obligations aggregated $2,605,926,638 and $2,588,437,476, respectively. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Written option transactions during the period are summarized as follows:

                                   Contract        Premiums
                                    Amounts         Received
------------------------------------------------------------
Written options
outstanding at
beginning of period             $42,695,000         $531,553
------------------------------------------------------------
Options opened                  195,095,000          665,081
------------------------------------------------------------
Options expired                          --               --
------------------------------------------------------------
Options closed                 (237,790,000)      (1,196,634)
------------------------------------------------------------
Written options
outstanding at
end of period                           $--              $--
------------------------------------------------------------

Note 4
Capital shares

At March 31, 1998, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                        Six months ended
                                         March 31, 1998
------------------------------------------------------------
Class A                              Shares           Amount
------------------------------------------------------------
Shares sold                      18,945,862     $239,175,912
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                     3,854,583       48,514,152
------------------------------------------------------------
                                 22,800,445      287,690,064

Shares
repurchased                     (22,914,308)    (289,044,834)
------------------------------------------------------------
Net decrease                       (113,863)     $(1,354,770)
------------------------------------------------------------

                                            Year ended
                                       September 30, 1997
------------------------------------------------------------
Class A                              Shares           Amount
------------------------------------------------------------
Shares sold                      50,428,499     $623,873,227
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                     7,448,328       91,808,396
------------------------------------------------------------
                                 57,876,827      715,681,623

Shares
repurchased                     (42,338,783)    (523,016,705)
------------------------------------------------------------
Net increase                     15,538,044     $192,664,918
------------------------------------------------------------

                                        Six months ended
                                         March 31, 1998
------------------------------------------------------------
Class B                              Shares           Amount
------------------------------------------------------------
Shares sold                      19,384,230     $243,775,583
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                     3,695,063       46,334,692
------------------------------------------------------------
                                 23,079,293      290,110,275

Shares
repurchased                     (22,212,390)    (279,324,309)
------------------------------------------------------------
Net increase                        866,903      $10,785,966
------------------------------------------------------------

                                            Year ended
                                       September 30, 1997
------------------------------------------------------------
Class B                              Shares           Amount
------------------------------------------------------------
Shares sold                      48,992,431     $603,519,098
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                     7,385,800       90,713,708
------------------------------------------------------------
                                 56,378,231      694,232,806

Shares
repurchased                     (43,686,864)    (538,188,308)
------------------------------------------------------------
Net increase                     12,691,367     $156,044,498
------------------------------------------------------------

                                        Six months ended
                                        March 31, 1998
------------------------------------------------------------
Class M                              Shares           Amount
------------------------------------------------------------
Shares sold                      43,094,891     $542,258,967
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                       168,049        2,109,515
------------------------------------------------------------
                                 43,262,940      544,368,482

Shares
repurchased                      (3,829,485)     (48,118,643)
------------------------------------------------------------
Net increase                     39,433,455     $496,249,839
------------------------------------------------------------

                                          Year ended
                                     September 30, 1997
------------------------------------------------------------
Class M                              Shares           Amount
------------------------------------------------------------
Shares sold                      38,634,020     $478,951,730
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                       292,797        3,355,307
------------------------------------------------------------
                                 38,906,817      482,307,037

Shares
repurchased                      (2,156,006)     (26,629,199)
------------------------------------------------------------
Net increase                     36,750,811     $455,677,838
------------------------------------------------------------

                                         Six months ended
                                          March 31, 1998
------------------------------------------------------------
Class Y                              Shares           Amount
------------------------------------------------------------
Shares sold                         726,502       $9,134,271
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                        55,795          703,373
------------------------------------------------------------
                                    782,297        9,837,644

Shares
repurchased                        (519,561)      (6,550,431)
------------------------------------------------------------
Net increase                        262,736       $3,287,213
------------------------------------------------------------

                                            Year ended
                                       September 30, 1997
------------------------------------------------------------
Class Y                              Shares           Amount
------------------------------------------------------------
Shares sold                       1,357,348      $16,476,493
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                        62,495          768,670
------------------------------------------------------------
                                  1,419,843       17,245,163

Shares
repurchased                         (80,288)        (993,919)
------------------------------------------------------------
Net increase                      1,339,555      $16,251,244
------------------------------------------------------------

Note 5
Transactions with Affiliated Issuers

Transactions during the year with companies in which the fund owns at least 5% of the voting securities were as follows:

                                   Purchase    Sales   Dividend        Market
Affiliates                             cost     cost     Income         Value
-----------------------------------------------------------------------------
Name of affiliate
-----------------------------------------------------------------------------
Grand Union Co.                         $--      $--        $--      $219,174

PSF Holdings LLC CL A                    --       --         --    29,399,040
-----------------------------------------------------------------------------
  Totals                                $--      $--        $--   $29,618,214
-----------------------------------------------------------------------------

Fund information

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
John A. Hill
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
Donald S. Perkins
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

William J. Curtin
Vice President

David Waldman
Vice President

Jennifer E. Leichter
Vice President and Fund Manager

Robert M. Paine
Vice President and Fund Manager

Michael Martino
Vice President and Fund Manager

D. William Kohli
Vice President and Fund Manager

Gail S. Attridge
Vice President and Fund Manager

William N. Shiebler
Vice President

John R. Verani
Vice President

Beverly Marcus
Clerk and Assistant Treasurer

This report is for the information of shareholders of Putnam Diversified Income Trust. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581. You can also learn more at Putnam Investments' website: http://www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.

[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

--------------------
Bulk Rate
U.S. Postage
PAID
Putnam
Investments
--------------------

SA028 42041 075/387/803/2BC   5/98




PUTNAM INVESTMENTS                                      [SCALE LOGO OMITTED]
----------------------------------------------------------------------------
Putnam Diversified Income Trust
Supplement to Semiannual Report dated 3/31/98

The following information has been prepared to provide class Y shareholders with a performance overview specific to their holdings. Class Y shares are offered exclusively to defined contribution plans investing $250 million or more in one or more of Putnam's funds or private accounts. Performance of class Y shares, which incur neither a front-end load, distribution fee, nor contingent deferred sales charge, will differ from performance of class A, B, and M shares, which are discussed more extensively in the semiannual report.

SEMIANNUAL RESULTS AT A GLANCE
----------------------------------------------------------------------------
Total return:                                            NAV

Six months ended 3/31/98                                 3.49%
One year ended 3/31/98                                  12.50
Five years ended 3/31/98                                 8.47
Annual average (since class A inception, 10/3/88)        9.98
----------------------------------------------------------------------------
Share value:                                             NAV

9/30/97                                                $12.70
3/31/98                                                 12.69
----------------------------------------------------------------------------
Distributions:     No.        Income      Capital gains         Total
                    6         $0.443           --              $0.443
----------------------------------------------------------------------------
Current return (end of period)                    Total

Current dividend rate1                            6.90%
Current 30-day SEC yield2                         6.94

1Income portion of most recent distribution, annualized and divided by NAV at end of period.

2Based only on investment income, calculated using SEC guidelines.

Class Y shares are offered without an initial sales charge or CDSC. The class Y share returns shown for periods before their inception (7/1/96) are derived from the historical performance of class A shares for such periods, but have not been adjusted to reflect differences in expenses, which are lower for class Y shares than for class A shares. All returns assume reinvestment of distributions at NAV and represent past performance; they do not guarantee future results. Investment return will fluctuate and may involve the loss of principal. Performance of other share classes will vary. See full report for information on comparative benchmarks. If you have questions, please consult your fund prospectus or call Putnam toll free at 1-800-752-9894.